================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-Q

                               -----------------

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-7440

                               -----------------

                    DIMENSIONAL EMERGING MARKETS VALUE FUND
              (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                               -----------------

              6300 BEE CAVE ROAD, BUILDING ONE, AUSTIN, TX 78746
              (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                               -----------------

          CATHERINE L. NEWELL, ESQUIRE, VICE PRESIDENT AND SECRETARY
                   DIMENSIONAL EMERGING MARKETS VALUE FUND,
              6300 BEE CAVE ROAD, BUILDING ONE, AUSTIN, TX 78746
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                               -----------------

      REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (512) 306-7400

                      DATE OF FISCAL YEAR END: OCTOBER 31
                  DATE OF REPORTING PERIOD: JANUARY 31, 2016

================================================================================

ITEM 1.  SCHEDULE OF INVESTMENTS.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND
                                   FORM N-Q
                               January 31, 2016
                                  (UNAUDITED)

                               Table of Contents

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES........  2

SCHEDULE OF INVESTMENTS...........................  3

NOTES TO SCHEDULE OF INVESTMENTS
   Organization................................... 50
   Security Valuation............................. 50
   Financial Instruments.......................... 51
   Federal Tax Cost............................... 53
   Subsequent Event Evaluations................... 53

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedule of Investments
-----------------------

Investment Abbreviations


ADR     American Depositary Receipt

GDR     Global Depositary Receipt

P.L.C.  Public Limited Company

Investment Footnotes

+       See Security Valuation Note within the Notes to Schedule of Investments.

++      Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedule of Investments.

*       Non-Income Producing Securities.

#       Total or Partial Securities on Loan.

@       Security purchased with cash proceeds from Securities on Loan.

^^      See Federal Tax Cost Note within the Notes to Schedule of Investments.

--      Amounts designated as -- are either zero or rounded to zero.

(S)     Affiliated Fund.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2016
                                  (UNAUDITED)

                                                               SHARES     VALUE++
                                                             ---------- -----------
COMMON STOCKS -- (91.6%)
BRAZIL -- (3.9%)
    Aliansce Shopping Centers SA                                426,600 $ 1,120,236
*   B2W Cia Digital                                              66,400     220,860
    Banco Alfa de Investimento SA                                62,900      87,278
    Banco Bradesco SA                                           280,441   1,381,699
    Banco do Brasil SA                                       11,814,302  41,190,845
    Banco Santander Brasil SA                                   306,218   1,005,275
#   Banco Santander Brasil SA ADR                                17,200      55,040
    BM&FBovespa SA--Bolsa de Valores Mercadorias e Futuros   29,361,462  75,799,142
*   Brasil Brokers Participacoes SA                           1,311,600     462,517
    BrasilAgro--Co. Brasileira de Propriedades Agricolas         14,300      33,970
#   Braskem SA Sponsored ADR                                    242,130   2,903,139
    Cia Siderurgica Nacional SA                               6,050,885   5,406,641
    Cosan SA Industria e Comercio                             1,932,551  12,188,791
    Cyrela Brazil Realty SA Empreendimentos e Participacoes   3,470,017   6,213,765
    Direcional Engenharia SA                                  1,762,761   1,456,529
    Duratex SA                                                3,335,760   4,428,978
    Embraer SA                                                  513,596   3,707,095
    Embraer SA ADR                                              160,017   4,605,289
    Eternit SA                                                  267,002     122,240
    Even Construtora e Incorporadora SA                       6,392,145   6,610,217
    Ez Tec Empreendimentos e Participacoes SA                 1,080,463   3,341,267
    Fibria Celulose SA                                        1,872,259  20,630,502
#   Fibria Celulose SA Sponsored ADR                          3,265,753  36,086,570
    GAEC Educacao SA                                              5,600      14,017
#*  Gafisa SA ADR                                             2,278,791   2,643,398
    Gerdau SA                                                 1,919,263   1,249,562
#   Gerdau SA Sponsored ADR                                  14,092,350  12,824,038
    Guararapes Confeccoes SA                                     54,000     545,403
    Helbor Empreendimentos SA                                 1,265,189     474,569
*   Hypermarcas SA                                            3,359,966  18,842,901
*   International Meal Co Alimentacao SA                        412,378     371,159
*   International Meal Co. Alimentacao SA                       244,400     220,126
    Iochpe Maxion SA                                          1,231,412   3,295,730
    JBS SA                                                   13,001,375  35,222,509
*   JHSF Participacoes SA                                     1,027,074     321,252
    Kepler Weber SA                                              12,200      36,694
    Klabin SA                                                 1,516,941   7,974,111
    Kroton Educacional SA                                    11,401,407  24,320,012
*   Log-in Logistica Intermodal SA                              207,700      43,255
    LPS Brasil Consultoria de Imoveis SA                         63,900      42,407
*   Magnesita Refratarios SA                                    657,953   2,436,189
*   Marfrig Global Foods SA                                   4,195,544   6,419,774
    Marisa Lojas SA                                               6,200       6,861
*   Mills Estruturas e Servicos de Engenharia SA                557,446     347,564
    MRV Engenharia e Participacoes SA                         6,723,424  15,427,358
*   Paranapanema SA                                           3,723,443   1,770,682
*   PDG Realty SA Empreendimentos e Participacoes                 9,730       4,925
*   Petroleo Brasileiro SA                                   11,390,637  19,899,954
#*  Petroleo Brasileiro SA Sponsored ADR                     22,510,212  78,110,436
    Porto Seguro SA                                             597,704   3,916,125
*   Profarma Distribuidora de Produtos Farmaceuticos SA          11,325      11,432

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED



                                                     SHARES      VALUE++
                                                   ----------- ------------
BRAZIL -- (Continued)
    QGEP Participacoes SA                            1,408,166 $  1,472,388
    Rodobens Negocios Imobiliarios SA                  263,216      286,367
*   Rumo Logistica Operadora Multimodal SA             565,369      268,309
    Santos Brasil Participacoes SA                     173,900      518,703
    Sao Carlos Empreendimentos e Participacoes SA       39,000      180,600
    Sao Martinho SA                                    365,851    4,379,457
    Ser Educacional SA                                  64,300      121,646
    SLC Agricola SA                                  1,081,791    4,433,759
*   Springs Global Participacoes SA                     82,800       49,474
    Sul America SA                                   1,575,022    7,129,884
    Technos SA                                          39,400       30,455
    Tecnisa SA                                       1,870,598    1,096,071
*   Tereos Internacional SA                             11,913      159,548
    TPI--Triunfo Participacoes e Investimentos SA      445,500      505,893
    Usinas Siderurgicas de Minas Gerais SA             524,300      419,241
    Vale SA                                          5,757,434   14,083,844
#   Vale SA Sponsored ADR                           18,793,165   46,043,254
*   Vanguarda Agro SA                                   97,733      152,330
    Via Varejo SA(B7VY430)                             167,924       51,871
    Via Varejo SA(BGSHPP4)                             368,759      269,519
                                                               ------------
TOTAL BRAZIL                                                    547,502,941
                                                               ------------
CHILE -- (1.5%)
    CAP SA                                             372,637      768,309
    Cementos BIO BIO SA                                665,307      478,315
    Cencosud SA                                      8,488,405   17,334,984
    Cencosud SA ADR                                     56,591      356,523
*   Cia Sud Americana de Vapores SA                 94,343,951    1,787,400
    Cintac SA                                          155,202       18,929
    Corpbanca SA                                   906,149,228    6,876,415
    Cristalerias de Chile SA                           264,624    1,669,827
    Embotelladora Andina SA Class A ADR                 15,478      224,276
    Empresa Nacional de Telecomunicaciones SA            2,318       22,693
    Empresas CMPC SA                                19,895,045   45,147,171
    Empresas COPEC SA                                2,406,302   20,740,062
    Empresas Hites SA                                1,794,180      558,073
    Enersis SA                                      73,866,823   17,608,027
    Enersis SA Sponsored ADR                         5,503,912   64,891,122
    Gasco SA                                           161,080    1,148,731
    Grupo Security SA                                1,143,589      304,459
    Inversiones Aguas Metropolitanas SA              5,939,333    8,073,577
*   Latam Airlines Group SA                          1,721,207    8,889,473
#*  Latam Airlines Group SA Sponsored ADR            1,181,163    6,047,555
    Masisa SA                                       43,593,930      993,228
    PAZ Corp. SA                                     2,201,345    1,142,367
    Ripley Corp. SA                                 12,647,623    4,998,363
    Salfacorp SA                                     2,630,437    1,312,939
    Sigdo Koppers SA                                    76,067       87,518
    Sociedad Matriz SAAM SA                         52,428,575    3,265,730
    Sociedad Quimica y Minera de Chile SA Class A        2,348       56,129
    Socovesa SA                                      5,773,726      913,851
*   Tech Pack SA                                       626,034      179,800
    Vina Concha y Toro SA                            1,001,016    1,594,303

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                               SHARES      VALUE++
                                                             ----------- ------------
CHILE -- (Continued)
    Vina San Pedro Tarapaca SA                                 3,919,137 $     36,484
                                                                         ------------
TOTAL CHILE                                                               217,526,633
                                                                         ------------
CHINA -- (13.3%)
    361 Degrees International, Ltd.                            9,113,000    2,997,988
#   Agile Property Holdings, Ltd.                             19,562,999    9,449,556
    Agricultural Bank of China, Ltd. Class H                 188,329,000   67,714,379
    Air China, Ltd. Class H                                    5,788,000    3,755,507
*   Aluminum Corp. of China, Ltd. ADR                            108,122      814,159
    AMVIG Holdings, Ltd.                                       5,381,100    2,077,737
#   Angang Steel Co., Ltd. Class H                             7,438,640    3,264,772
    Anhui Tianda Oil Pipe Co., Ltd. Class H                      672,863       91,364
#*  Anton Oilfield Services Group                                342,000       29,048
#*  Anxin-China Holdings, Ltd.                                 6,152,000       57,086
    Asia Cement China Holdings Corp.                           7,169,500    1,476,139
#*  Asian Citrus Holdings, Ltd.                                4,633,000      276,758
#   AVIC International Holdings, Ltd. Class H                  3,214,000    1,450,777
    Bank of China, Ltd. Class H                              535,573,817  209,715,091
    Bank of Chongqing Co., Ltd. Class H                          186,000      145,679
    Bank of Communications Co., Ltd. Class H                  46,287,574   28,299,273
#   Baoye Group Co., Ltd. Class H                              2,755,120    1,655,476
#   BBMG Corp. Class H                                         5,000,500    2,816,584
    Beijing Capital International Airport Co., Ltd. Class H    9,137,599    8,301,368
    Beijing Capital Land, Ltd. Class H                        12,475,060    4,677,742
    Beijing Enterprises Holdings, Ltd.                         2,013,500   10,131,348
    Beijing North Star Co., Ltd. Class H                       5,310,000    1,507,607
#   Bosideng International Holdings, Ltd.                      6,554,000      515,966
*   BYD Electronic International Co., Ltd.                     5,098,636    2,161,971
    C C Land Holdings, Ltd.                                   17,948,286    5,596,910
    Carrianna Group Holdings Co., Ltd.                         3,880,391      372,405
    Central China Real Estate, Ltd.                            8,040,350    1,467,915
    Changshouhua Food Co., Ltd.                                   70,000       31,647
#*  Chaoda Modern Agriculture Holdings, Ltd.                  10,257,412      249,713
*   Chigo Holding, Ltd.                                       36,676,000      460,794
#   China Aerospace International Holdings, Ltd.              25,382,000    2,901,420
#*  China Agri-Industries Holdings, Ltd.                      14,534,500    3,945,996
    China Aoyuan Property Group, Ltd.                         13,617,000    2,514,094
*   China Automation Group, Ltd.                               4,009,000      409,361
    China BlueChemical, Ltd. Class H                           5,650,878    1,187,625
    China Child Care Corp., Ltd.                                 700,000       56,017
    China Cinda Asset Management Co., Ltd. Class H            18,897,000    5,946,185
*   China CITIC Bank Corp., Ltd. Class H                      16,286,112    9,515,804
#   China Coal Energy Co., Ltd. Class H                       28,198,000    9,657,731
    China Communications Construction Co., Ltd. Class H       18,739,327   16,738,971
    China Communications Services Corp., Ltd. Class H         26,313,071   10,226,056
    China Construction Bank Corp. Class H                    594,958,101  364,754,656
#*  China COSCO Holdings Co., Ltd. Class H                     2,037,000      729,234
*   China Dredging Environment Protection Holdings, Ltd.         974,000      166,812
    China Everbright Bank Co., Ltd. Class H                      964,000      455,366
    China Everbright, Ltd.                                     5,907,869   12,299,281
#*  China Fiber Optic Network System Group, Ltd.               1,598,000      100,563
    China Financial Services Holdings, Ltd.                    1,250,000       85,832
    China Galaxy Securities Co., Ltd. Class H                  1,320,500      973,406

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                  SHARES     VALUE++
                                                                ---------- -----------
CHINA -- (Continued)
*   China Glass Holdings, Ltd.                                   8,410,000 $   886,177
*   China High Precision Automation Group, Ltd.                    429,000      12,612
*   China High Speed Transmission Equipment Group Co., Ltd.      8,618,000   6,603,322
#   China Hongqiao Group, Ltd.                                   5,516,000   3,015,300
*   China Household Holdings, Ltd.                               9,925,000     111,157
*   China Huiyuan Juice Group, Ltd.                                356,483     130,517
*   China ITS Holdings Co., Ltd.                                 5,486,147     419,841
#   China Jinmao Holdings Group, Ltd.                           43,994,580  11,571,606
    China Longevity Group Co., Ltd.                              1,152,649      38,072
#*  China Lumena New Materials Corp.                            52,602,000          --
    China Merchants Holdings International Co., Ltd.             5,168,143  14,264,708
#   China Merchants Land, Ltd.                                   9,082,000   1,275,977
*   China Metal Recycling Holdings, Ltd.                         3,259,800     740,707
    China Minsheng Banking Corp., Ltd. Class H                  11,738,500  10,432,873
#   China National Building Material Co., Ltd. Class H          33,746,000  14,030,045
#   China National Materials Co., Ltd. Class H                  14,033,000   2,443,522
*   China New Town Development Co., Ltd.                        11,705,522     363,369
#*  China Oil & Gas Group, Ltd.                                  3,880,000     223,645
*   China Oriental Group Co., Ltd.                                  26,000         727
#   China Overseas Grand Oceans Group, Ltd.                      2,826,000     965,243
    China Petroleum & Chemical Corp. ADR                         1,111,578  62,592,946
    China Petroleum & Chemical Corp. Class H                    37,981,575  21,457,241
#*  China Precious Metal Resources Holdings Co., Ltd.           24,030,000     793,845
*   China Properties Group, Ltd.                                 5,447,000     971,813
#   China Railway Construction Corp., Ltd. Class H               7,973,514   8,028,361
#*  China Rare Earth Holdings, Ltd.                             14,010,600     827,138
    China Resources Beer Holdings Company, Ltd.                    205,038     325,919
    China Resources Cement Holdings, Ltd.                        2,114,000     512,148
#*  China Sanjiang Fine Chemicals Co., Ltd.                        653,000      62,706
    China SCE Property Holdings, Ltd.                            6,544,000   1,408,280
#*  China Shanshui Cement Group, Ltd.                           19,122,000   5,087,174
    China Shenhua Energy Co., Ltd. Class H                       7,921,500  11,981,321
#*  China Shipping Container Lines Co., Ltd. Class H             2,967,700     581,205
#   China South City Holdings, Ltd.                              7,424,000   1,399,759
    China Starch Holdings, Ltd.                                 18,995,000     343,484
*   China Taifeng Beddings Holdings, Ltd.                          640,000      16,656
    China Tianyi Holdings, Ltd.                                  2,936,000     452,804
    China Travel International Investment Hong Kong, Ltd.       22,775,631   7,754,030
    China Unicom Hong Kong, Ltd. ADR                             7,246,321  80,361,700
*   China Vanadium Titano--Magnetite Mining Co., Ltd.           11,955,000     357,508
#*  China Yurun Food Group, Ltd.                                 6,534,000     898,226
#   China ZhengTong Auto Services Holdings, Ltd.                 9,205,000   3,403,089
#   China Zhongwang Holdings, Ltd.                              17,992,954   8,172,212
    Chongqing Machinery & Electric Co., Ltd. Class H            12,618,000   1,361,768
#   Chongqing Rural Commercial Bank Co., Ltd. Class H           16,546,000   8,383,036
*   Chu Kong Petroleum & Natural Gas Steel Pipe Holdings, Ltd.   1,188,000     158,704
    CIFI Holdings Group Co., Ltd.                                3,766,000     723,636
*   CITIC Dameng Holdings, Ltd.                                  1,221,000      55,646
#*  CITIC Resources Holdings, Ltd.                              20,764,000   1,590,909
    CITIC, Ltd.                                                 22,153,483  31,469,713
#*  Citychamp Watch & Jewellery Group, Ltd.                     16,205,108   2,372,783
    Clear Media, Ltd.                                              346,000     301,425
    CNOOC, Ltd.                                                 59,096,000  60,461,751

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                  SHARES      VALUE++
                                                                ----------- ------------
CHINA -- (Continued)
#   CNOOC, Ltd. Sponsored ADR                                       177,754 $ 18,054,474
    Comba Telecom Systems Holdings, Ltd.                          2,964,499      451,836
#*  Comtec Solar Systems Group, Ltd.                              7,620,000      563,450
#   Concord New Energy Group, Ltd.                                3,180,000      140,158
*   Coolpad Group, Ltd.                                           1,204,000      184,184
#   Cosco International Holdings, Ltd.                            5,648,000    2,940,409
#   COSCO Pacific, Ltd.                                          18,915,007   21,444,895
#   Country Garden Holdings Co., Ltd.                            15,237,800    5,866,388
#   CPMC Holdings, Ltd.                                             217,000      110,350
*   DaChan Food Asia, Ltd.                                        3,195,000      303,488
#   Dah Chong Hong Holdings, Ltd.                                 2,995,000    1,139,091
*   Daphne International Holdings, Ltd.                           1,872,000      254,454
    Digital China Holdings, Ltd.                                  2,535,000    2,637,898
    Dongfeng Motor Group Co., Ltd. Class H                       11,466,000   13,694,541
    Dongyue Group, Ltd.                                           2,725,000      525,084
#*  Dynasty Fine Wines Group, Ltd.                                9,228,600      320,238
    Embry Holdings, Ltd.                                            539,000      264,191
#   Evergrande Real Estate Group, Ltd.                           46,438,000   31,079,522
*   Evergreen International Holdings, Ltd.                        1,609,000      155,792
    Fantasia Holdings Group Co., Ltd.                            20,923,015    2,260,934
#   Fosun International, Ltd.                                     6,731,683    8,901,401
#   Fufeng Group, Ltd.                                            2,135,000      686,275
#   Future Land Development Holdings, Ltd.                        1,972,000      240,663
*   Global Bio-Chem Technology Group Co., Ltd.                    6,452,360      142,424
*   Glorious Property Holdings, Ltd.                             28,617,000    2,993,721
#   Golden Meditech Holdings, Ltd.                               13,352,667    1,780,977
#   Goldlion Holdings, Ltd.                                       1,904,000      706,389
#   GOME Electrical Appliances Holding, Ltd.                     70,115,000    9,828,175
#*  Greenland Hong Kong Holdings, Ltd.                            2,172,575      606,174
*   Greentown China Holdings, Ltd.                                8,520,091    6,403,353
    Guangshen Railway Co., Ltd. Sponsored ADR                       385,452    8,140,746
#   Guangzhou R&F Properties Co., Ltd. Class H                   12,417,914   13,436,145
#*  Guodian Technology & Environment Group Corp., Ltd. Class H    4,569,000      320,517
#*  Hanergy Thin Film Power Group, Ltd.                          14,642,000      400,614
#   Harbin Electric Co., Ltd. Class H                             6,335,474    2,294,606
#   Hengdeli Holdings, Ltd.                                       6,856,000      744,447
*   Hidili Industry International Development, Ltd.               4,462,000       83,637
#   Hilong Holding, Ltd.                                          1,788,000      224,081
#*  HKC Holdings, Ltd.                                           18,678,878      307,575
    HNA Infrastructure Co., Ltd. Class H                          1,646,000    1,893,834
#*  Honghua Group, Ltd.                                           2,517,000      116,610
    Hopefluent Group Holdings, Ltd.                                 950,000      224,355
#*  Hopson Development Holdings, Ltd.                            10,166,000    9,457,090
#   Hua Han Health Industry Holdings, Ltd. Class H                8,584,000      871,545
    Huishang Bank Corp., Ltd. Class H                               233,000      104,508
    Hydoo International Holding, Ltd.                               584,000       64,175
    Industrial & Commercial Bank of China, Ltd. Class H         306,252,996  159,386,562
    Inspur International, Ltd.                                      345,343       57,718
    Jiangxi Copper Co., Ltd. Class H                              5,825,000    5,932,426
    Ju Teng International Holdings, Ltd.                         10,986,249    4,347,488
*   Kai Yuan Holdings, Ltd.                                      46,420,000      372,769
#*  Kaisa Group Holdings, Ltd.                                   22,755,632      855,436
*   Kasen International Holdings, Ltd.                            1,807,000      240,904

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                       SHARES      VALUE++
                                                                     ----------- -----------
CHINA -- (Continued)
#   Kingboard Chemical Holdings, Ltd.                                  8,300,345 $12,763,740
    Kingboard Laminates Holdings, Ltd.                                10,298,500   4,156,877
    Kunlun Energy Co., Ltd.                                            7,298,000   5,506,392
    KWG Property Holding, Ltd.                                        13,451,000   8,648,970
#*  Labixiaoxin Snacks Group, Ltd.                                     2,491,000     254,287
    Lai Fung Holdings, Ltd.                                           52,935,525     836,644
    Le Saunda Holdings, Ltd.                                             120,000      24,154
    Lee & Man Paper Manufacturing, Ltd.                                3,172,000   1,797,626
    Leoch International Technology, Ltd.                                 190,000      14,209
*   Lingbao Gold Co., Ltd. Class H                                     1,372,000     244,295
    Longfor Properties Co., Ltd.                                         953,000   1,221,210
    Lonking Holdings, Ltd.                                            22,237,000   2,879,774
*   Loudong General Nice Resources China Holdings, Ltd.                4,915,800     419,826
#*  Maanshan Iron & Steel Co., Ltd. Class H                            1,522,000     281,619
#   Maoye International Holdings, Ltd.                                15,066,000   1,637,193
    Merry Garden Holdings, Ltd.                                          690,000      15,107
    Metallurgical Corp. of China, Ltd. Class H                         4,892,659   1,143,044
*   MIE Holdings Corp.                                                 5,924,000     632,659
    MIN XIN Holdings, Ltd.                                               708,418     631,622
*   Mingfa Group International Co., Ltd.                                 608,000     148,895
    Minmetals Land, Ltd.                                              16,155,205   1,531,736
    Minth Group, Ltd.                                                    490,000     896,992
#*  MMG, Ltd.                                                         12,700,000   2,338,009
    MOBI Development Co., Ltd.                                           379,000      54,166
    Nature Home Holding Co., Ltd.                                        154,000      19,118
    New World China Land, Ltd.                                        23,640,600  22,983,889
    New World Department Store China, Ltd.                             2,021,000     272,131
    Nine Dragons Paper Holdings, Ltd.                                 17,618,000  11,132,961
#*  North Mining Shares Co., Ltd.                                      5,520,000      65,720
*   O-Net Technologies Group, Ltd.                                     2,505,000     623,582
    Overseas Chinese Town Asia Holdings, Ltd.                            442,000     162,817
#   Parkson Retail Group, Ltd.                                         9,692,000   1,117,121
    Peak Sport Products Co., Ltd.                                      5,924,000   1,505,093
#   Poly Property Group Co., Ltd.                                     21,773,488   5,954,189
#*  Pou Sheng International Holdings, Ltd.                            12,169,529   2,140,877
#   Powerlong Real Estate Holdings, Ltd.                              12,684,000   2,272,325
#*  Prosperity International Holdings HK, Ltd.                        17,080,000     464,106
    Qingling Motors Co., Ltd. Class H                                  9,494,000   2,632,502
*   Qunxing Paper Holdings Co., Ltd.                                   5,020,071     243,879
*   Real Gold Mining, Ltd.                                             3,137,500     106,050
#   Real Nutriceutical Group, Ltd.                                    11,046,000   1,014,616
#*  Renhe Commercial Holdings Co., Ltd.                               42,691,000   1,772,054
#   REXLot Holdings, Ltd.                                             37,241,621     789,742
    Samson Holding, Ltd.                                               7,812,452     895,513
#*  Sany Heavy Equipment International Holdings Co., Ltd.              4,972,000   1,006,981
*   Scud Group, Ltd.                                                   3,368,000      84,407
*   Semiconductor Manufacturing International Corp.                  122,747,000  10,817,594
*   Semiconductor Manufacturing International Corp. ADR                1,303,026   5,616,042
    Shandong Chenming Paper Holdings, Ltd. Class H                     3,253,318   2,082,232
    Shanghai Industrial Holdings, Ltd.                                 6,328,918  13,821,016
#   Shanghai Industrial Urban Development Group, Ltd.                  7,708,000   1,353,188
#   Shanghai Jin Jiang International Hotels Group Co., Ltd. Class H    3,826,000   1,419,852
    Shanghai Prime Machinery Co., Ltd. Class H                         6,882,000     882,976

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                              SHARES     VALUE++
                                                            ---------- -----------
CHINA -- (Continued)
    Shenguan Holdings Group, Ltd.                              336,000 $    36,992
    Shenzhen International Holdings, Ltd.                    6,521,117  10,245,847
    Shenzhen Investment, Ltd.                               30,582,440  11,821,856
    Shimao Property Holdings, Ltd.                          17,196,035  24,423,362
*   Shougang Concord International Enterprises Co., Ltd.    39,728,208   1,032,024
#   Shougang Fushan Resources Group, Ltd.                   34,894,594   3,798,104
#   Shui On Land, Ltd.                                      34,454,303   8,401,977
*   Shunfeng International Clean Energy, Ltd.                1,866,000     269,924
    Silver Grant International Industries, Ltd.             10,530,804   1,333,307
*   SIM Technology Group, Ltd.                               8,253,000     349,491
    Sino-Ocean Land Holdings, Ltd.                          33,523,102  16,996,674
    Sinofert Holdings, Ltd.                                  1,346,000     181,580
#*  Sinolink Worldwide Holdings, Ltd.                       10,652,508   1,274,259
#   SinoMedia Holding, Ltd.                                    110,000      28,242
    Sinopec Engineering Group Co., Ltd. Class H                160,500     135,181
#   Sinotrans Shipping, Ltd.                                 9,405,416   1,476,251
    Sinotruk Hong Kong, Ltd.                                 8,316,335   2,761,420
    Skyworth Digital Holdings, Ltd.                         18,475,467   9,576,607
#   SOHO China, Ltd.                                        19,239,888   9,001,897
    Springland International Holdings, Ltd.                    362,000      71,628
#*  SPT Energy Group, Inc.                                   2,484,000     196,231
*   SRE Group, Ltd.                                         21,316,285     818,097
#   Sunac China Holdings, Ltd.                                 383,000     239,086
#   TCC International Holdings, Ltd.                        22,146,583   3,238,291
#   Tian An China Investment Co., Ltd.                       6,284,000   3,092,399
#   Tiangong International Co., Ltd.                        19,085,944   1,283,932
    Tianjin Port Development Holdings, Ltd.                 20,105,657   2,797,112
*   Tianneng Power International, Ltd.                       2,392,280   1,794,985
    Times Property Holdings, Ltd.                               71,000      28,235
    Tomson Group, Ltd.                                       1,444,282     328,497
    Tonly Electronics Holdings, Ltd.                           204,330     107,105
    Top Spring International Holdings, Ltd.                    108,000      49,914
    TPV Technology, Ltd.                                     7,700,496     859,032
    Travelsky Technology, Ltd. Class H                       3,467,500   5,304,712
#   Trigiant Group, Ltd.                                       778,000     139,256
*   Trony Solar Holdings Co., Ltd.                           8,775,000     133,077
#   Truly International Holdings, Ltd.                       4,060,000     922,625
#   V1 Group, Ltd.                                           4,044,000     207,302
#   Weiqiao Textile Co. Class H                              6,092,500   2,722,342
    Welling Holding, Ltd.                                      548,000      89,183
#   West China Cement, Ltd.                                 22,020,000   4,540,260
*   Wuzhou International Holdings, Ltd.                        496,000      51,686
#   Xiamen International Port Co., Ltd. Class H              8,494,000   1,503,840
*   Xinchen China Power Holdings, Ltd.                         337,000      51,214
    Xingda International Holdings, Ltd.                     11,861,000   2,216,426
    Xinhua Winshare Publishing and Media Co., Ltd. Class H   4,557,000   3,669,429
*   Xinjiang Xinxin Mining Industry Co., Ltd. Class H        2,692,000     226,849
    Xiwang Special Steel Co., Ltd.                           5,283,000     682,262
*   Yanchang Petroleum International, Ltd.                  22,180,000     517,011
#   Yanzhou Coal Mining Co., Ltd. Class H                    9,512,000   3,896,935
#   Yanzhou Coal Mining Co., Ltd. Sponsored ADR                 25,445     101,780
#   Yingde Gases Group Co., Ltd.                             2,042,000     772,590
    Yip's Chemical Holdings, Ltd.                              752,000     214,313

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                        SHARES      VALUE++
                                                                      ---------- --------------
CHINA -- (Continued)
    Youyuan International Holdings, Ltd.                                 777,251 $      236,165
    Yuanda China Holdings, Ltd.                                        1,702,000         68,480
#   Yuexiu Property Co., Ltd.                                         84,270,786     12,255,923
#   Yuzhou Properties Co., Ltd.                                        9,936,960      2,306,464
    Zhengzhou Coal Mining Machinery Group Co., Ltd. Class H              424,600        157,373
*   Zhong An Real Estate, Ltd.                                         7,089,800        670,854
#   Zhongsheng Group Holdings, Ltd.                                    2,189,000      1,112,828
    Zhuhai Holdings Investment Group, Ltd.                               526,000         85,246
#   Zoomlion Heavy Industry Science and Technology Co., Ltd. Class H   7,329,400      1,926,933
                                                                                 --------------
TOTAL CHINA                                                                       1,857,148,758
                                                                                 --------------
COLOMBIA -- (0.2%)
    Almacenes Exito SA                                                   270,409      1,123,649
    Cementos Argos SA                                                    487,795      1,456,326
    Constructora Conconcreto SA                                           86,988         28,621
    Ecopetrol SA                                                       1,789,081        561,387
#   Ecopetrol SA Sponsored ADR                                           441,576      2,843,749
*   Fabricato SA                                                         140,238            684
    Grupo Argos SA                                                       636,030      3,235,857
    Grupo de Inversiones Suramericana SA                               1,118,448     12,198,153
    Grupo Nutresa SA                                                     440,622      3,159,861
    Mineros SA                                                            65,037         39,032
                                                                                 --------------
TOTAL COLOMBIA                                                                       24,647,319
                                                                                 --------------
CZECH REPUBLIC -- (0.3%)
    CEZ A.S.                                                           1,504,050     25,012,955
    Pegas Nonwovens SA                                                   129,282      3,636,664
#*  Unipetrol A.S.                                                     1,403,228      8,894,693
                                                                                 --------------
TOTAL CZECH REPUBLIC                                                                 37,544,312
                                                                                 --------------
GREECE -- (0.1%)
*   Alpha Bank AE                                                        121,090        245,588
    Bank of Greece                                                        26,513        270,415
*   Ellaktor SA                                                        1,053,403      1,359,277
*   Elval Holdings SA                                                      8,595          9,346
*   GEK Terna Holding Real Estate Construction SA                        826,303      1,229,734
*   Hellenic Petroleum SA                                                426,008      1,799,418
*   Intracom Holdings SA                                               1,511,057        558,793
*   Intralot SA-Integrated Lottery Systems & Services                     67,352         87,220
*   Marfin Investment Group Holdings SA                                   74,389          5,763
    Mytilineos Holdings SA                                               523,731      1,822,328
*   Piraeus Bank SA                                                       33,640          6,749
    Terna Energy SA                                                       18,509         43,352
                                                                                 --------------
TOTAL GREECE                                                                          7,437,983
                                                                                 --------------
HUNGARY -- (0.6%)
*   FHB Mortgage Bank P.L.C.                                               3,954         10,736
    MOL Hungarian Oil & Gas P.L.C.                                       268,901     13,074,414

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                 SHARES     VALUE++
                                               ---------- -----------
HUNGARY -- (Continued)
#   OTP Bank P.L.C.                             3,306,999 $70,349,063
                                                          -----------
TOTAL HUNGARY                                              83,434,213
                                                          -----------
INDIA -- (11.5%)
    Aarti Industries                              103,807     759,922
    Aban Offshore, Ltd.                           315,580     891,600
    ACC, Ltd.                                     286,631   5,250,512
    Adani Enterprises, Ltd.                     3,691,188   3,991,666
    Adani Ports & Special Economic Zone, Ltd.   4,936,216  15,457,154
*   Adani Power, Ltd.                          13,046,142   5,542,466
*   Adani Transmissions, Ltd.                   3,440,779   1,868,358
    Aditya Birla Fashion & Retail               4,824,914  15,801,676
    Aditya Birla Nuvo, Ltd.                       927,868  11,986,487
    Aegis Logistics, Ltd.                          23,770      36,507
    AIA Engineering, Ltd.                           1,111      13,464
    Alembic, Ltd.                                 397,146     232,101
    Allahabad Bank                              1,939,760   1,539,817
    Allcargo Logistics, Ltd.                      313,204     865,636
*   Alok Industries, Ltd.                      11,757,318     899,277
    Ambuja Cements, Ltd.                        1,581,930   4,597,632
*   Amtek Auto, Ltd.                            1,769,340     991,259
    Anant Raj, Ltd.                               657,518     369,945
    Andhra Bank                                 2,694,402   2,079,201
    Apar Industries, Ltd.                         143,371   1,047,805
    Apollo Tyres, Ltd.                          6,656,396  14,594,430
*   Arvind Infrastructure, Ltd.                   383,891     590,015
    Arvind, Ltd.                                4,581,134  22,145,697
    Ashoka Buildcon, Ltd.                         136,524     390,230
    Atul, Ltd.                                     17,491     375,096
    Axis Bank, Ltd.                             4,285,837  26,075,588
    Bajaj Finance, Ltd.                            56,942   4,992,010
    Bajaj Finserv, Ltd.                           230,335   6,344,142
    Bajaj Holdings & Investment, Ltd.             407,777   9,005,077
    Balkrishna Industries, Ltd.                    87,588     787,541
    Ballarpur Industries, Ltd.                  4,581,296   1,075,340
    Balmer Lawrie & Co., Ltd.                     229,406   1,958,811
*   Balrampur Chini Mills, Ltd.                 2,168,825   2,850,859
    Bank of Baroda                              5,608,868  10,399,551
    Bank of India                               1,268,195   1,890,990
    Bank Of Maharashtra                         1,081,429     475,733
*   BGR Energy Systems, Ltd.                      169,812     287,426
    Bharat Electronics, Ltd.                       31,773     577,875
    Bharat Heavy Electricals, Ltd.             11,460,709  23,557,667
    Bharti Airtel, Ltd.                         7,972,567  34,578,503
*   Bhushan Steel, Ltd.                            86,802      48,053
    Biocon, Ltd.                                  820,670   5,966,497
    Birla Corp., Ltd.                             161,021     912,271
    Bombay Dyeing & Manufacturing Co., Ltd.     1,505,200   1,188,851
    Brigade Enterprises, Ltd.                     150,832     346,646
    Cairn India, Ltd.                           8,315,795  15,111,105
    Canara Bank                                 1,435,901   4,104,532
*   Castex Technologies, Ltd.                     556,473      90,732
    Ceat, Ltd.                                    688,917   9,662,614

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                       SHARES     VALUE++
                                                     ---------- -----------
INDIA -- (Continued)
    Central Bank Of India                               739,261 $   682,613
    Century Textiles & Industries, Ltd.                 568,343   4,422,400
    Chambal Fertilizers and Chemicals, Ltd.           2,799,765   2,380,603
    Chennai Super Kings Cricket, Ltd.                 5,080,767     168,417
    Cholamandalam Investment and Finance Co., Ltd.        8,103      75,553
    City Union Bank, Ltd.                             1,451,610   1,704,922
    Container Corp. Of India, Ltd.                       70,653   1,240,562
    Coromandel International, Ltd.                      199,236     496,539
    Corp. Bank                                        1,779,348   1,024,783
    Cox & Kings, Ltd.                                 1,151,964   3,914,869
*   Cranes Software International, Ltd.                 114,443       5,139
    Crompton Greaves, Ltd.                            1,220,350   3,102,503
    Cyient, Ltd.                                         48,371     313,279
    Dalmia Bharat, Ltd.                                 172,238   1,850,415
*   DB Realty, Ltd.                                   1,101,045     833,876
*   DCB Bank, Ltd.                                    2,725,707   3,155,495
    DCM Shriram, Ltd.                                   424,659     800,902
    Deepak Fertilisers & Petrochemicals Corp., Ltd.     641,512   1,410,422
    Delta Corp., Ltd.                                   301,603     334,957
*   DEN Networks, Ltd.                                  391,341     484,926
    Dena Bank                                           622,025     331,963
    Dewan Housing Finance Corp., Ltd.                 1,027,125   2,807,834
    Dishman Pharmaceuticals & Chemicals, Ltd.           844,924   4,156,029
    DLF, Ltd.                                         5,961,200   8,577,653
    Edelweiss Financial Services, Ltd.                2,423,857   1,875,413
    EID Parry India, Ltd.                             1,184,411   3,214,005
    EIH, Ltd.                                         1,037,809   1,776,535
    Electrosteel Castings, Ltd.                         894,946     296,530
    Engineers India, Ltd.                               329,901     935,854
*   Eros International Media, Ltd.                      427,986   1,071,361
    Escorts, Ltd.                                       845,361   1,699,844
*   Ess Dee Aluminium, Ltd.                              14,309      38,111
    Essel Propack, Ltd.                                 927,506   2,246,129
    Eveready Industries India, Ltd.                     120,051     442,457
    Exide Industries, Ltd.                            1,382,448   2,466,821
    FDC, Ltd.                                            24,663      71,104
    Federal Bank, Ltd.                               17,028,932  11,640,763
    Finolex Cables, Ltd.                                724,187   2,467,966
    Finolex Industries, Ltd.                            479,591   2,261,819
*   Firstsource Solutions, Ltd.                       6,173,744   3,421,532
*   Fortis Healthcare, Ltd.                             832,604   2,206,201
    Future Retail, Ltd.                               1,592,191   3,309,062
    Gabriel India, Ltd.                                  60,232      78,343
    GAIL India, Ltd.                                  5,018,817  27,376,256
    Gateway Distriparks, Ltd.                           115,768     516,829
    Gati, Ltd.                                          626,607   1,065,879
    Geometric, Ltd.                                     160,708     378,252
    GHCL, Ltd.                                          131,432     233,118
    GIC Housing Finance, Ltd.                            57,870     190,583
*   Global Offshore Services, Ltd.                       46,753     230,504
    GOCL Corp., Ltd.                                     76,678     161,630
    Godfrey Phillips India, Ltd.                          6,908     125,140
    Godrej Properties, Ltd.                             109,656     487,729

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                            SHARES     VALUE++
                                                          ---------- ------------
INDIA -- (Continued)
    Graphite India, Ltd.                                     725,730 $    790,631
    Grasim Industries, Ltd.                                   15,142      757,485
    Great Eastern Shipping Co., Ltd. (The)                 1,083,552    5,404,216
    Gujarat Alkalies & Chemicals, Ltd.                       487,490    1,320,607
    Gujarat Fluorochemicals, Ltd.                            384,532    2,700,131
    Gujarat Mineral Development Corp., Ltd.                1,393,052    1,276,683
*   Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.     729,530      892,680
    Gujarat State Fertilizers & Chemicals, Ltd.            2,186,080    2,267,538
    Gujarat State Petronet, Ltd.                           2,879,180    6,059,782
    Gulf Oil Lubricants India, Ltd.                          108,843      829,167
    HBL Power Systems, Ltd.                                   74,867       44,457
*   HCL Infosystems, Ltd.                                    462,162      313,152
    HEG, Ltd.                                                133,269      268,358
*   HeidelbergCement India, Ltd.                             337,834      351,304
*   Hexa Tradex, Ltd.                                         68,892       16,723
    Hikal, Ltd.                                               71,697      164,034
*   Himachal Futuristic Communications, Ltd.               6,555,727    2,036,295
    Himatsingka Seide, Ltd.                                  508,655    1,525,180
    Hindalco Industries, Ltd.                             17,579,040   18,385,169
    Hinduja Global Solutions, Ltd.                            60,085      420,576
*   Hindustan Construction Co., Ltd.                       4,906,646    1,595,098
*   Hotel Leela Venture, Ltd.                                466,035      131,690
    HSIL, Ltd.                                               366,404    1,487,893
    HT Media, Ltd.                                           511,237      589,096
    Huhtamaki PPL, Ltd.                                        3,997       12,957
    ICICI Bank, Ltd.                                       5,467,134   18,527,569
    ICICI Bank, Ltd. Sponsored ADR                        16,722,630  111,205,489
    IDBI Bank, Ltd.                                        2,555,651    2,222,711
    Idea Cellular, Ltd.                                    7,683,025   11,800,445
*   IDFC Bank, Ltd.                                        6,072,777    4,719,369
    IDFC, Ltd.                                             6,072,777    3,644,519
    IFCI, Ltd.                                             8,336,481    2,786,049
*   IIFL Holdings, Ltd.                                    2,946,008    9,137,974
    IL&FS Transportation Networks, Ltd.                      304,330      359,992
*   India Cements, Ltd. (The)                              4,883,917    6,810,834
    Indiabulls Housing Finance, Ltd.                       1,907,000   20,098,190
    Indian Bank                                            1,292,356    1,756,287
*   Indian Hotels Co., Ltd.                                4,812,315    7,973,280
*   Inox Leisure, Ltd.                                        48,039      155,219
*   Intellect Design Arena, Ltd.                             709,280    2,447,283
*   ITD Cementation India, Ltd.                               46,907       69,751
    J Kumar Infraprojects, Ltd.                               39,222      209,512
    Jain Irrigation Systems, Ltd.                          7,851,178    7,435,459
*   Jaiprakash Associates, Ltd.                           17,658,065    2,294,632
    Jammu & Kashmir Bank, Ltd. (The)                       3,264,142    3,461,192
*   Jaypee Infratech, Ltd.                                 6,993,111    1,112,281
    JB Chemicals & Pharmaceuticals, Ltd.                     588,409    2,320,492
    JBF Industries, Ltd.                                     432,833    1,435,701
    Jindal Poly Films, Ltd.                                  368,634    2,813,892
    Jindal Saw, Ltd.                                       3,328,288    2,466,001
*   Jindal Steel & Power, Ltd.                             6,340,870    6,043,534
    JK Cement, Ltd.                                          260,669    1,918,262
    JK Lakshmi Cement, Ltd.                                  463,249    2,069,323

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                   SHARES     VALUE++
                                                  --------- -----------
INDIA -- (Continued)
    JK Tyre & Industries, Ltd.                    2,025,735 $ 2,737,190
    JM Financial, Ltd.                            4,893,478   2,855,545
    JSW Energy, Ltd.                              9,008,274  10,267,102
    JSW Steel, Ltd.                               2,298,944  36,142,172
    Jubilant Life Sciences, Ltd.                    993,088   5,163,511
    Kakinada Fertilizers, Ltd.                    2,082,494      64,490
    Kalpataru Power Transmission, Ltd.              859,787   2,526,828
    Karnataka Bank, Ltd. (The)                    2,171,417   3,178,351
    Karur Vysya Bank, Ltd. (The)                    378,358   2,513,669
    Kaveri Seed Co., Ltd.                           249,519   1,197,124
    KCP, Ltd.                                        37,400      39,391
    KEC International, Ltd.                       2,051,279   3,734,688
*   Kesoram Industries, Ltd.                        659,522     908,476
    Kirloskar Brothers, Ltd.                          7,852      14,819
    Kirloskar Oil Engines, Ltd.                     293,581   1,048,645
    Kolte-Patil Developers, Ltd.                    276,886     433,556
    Kotak Mahindra Bank, Ltd.                       385,119   3,894,795
    KPIT Technologies, Ltd.                         892,800   1,930,378
    KRBL, Ltd.                                      651,273   2,334,842
*   KSK Energy Ventures, Ltd.                        34,137      24,000
    L&T Finance Holdings, Ltd.                    2,596,577   2,246,259
    Lakshmi Machine Works, Ltd.                       4,000     210,349
    Lakshmi Vilas Bank, Ltd. (The)                   63,313      87,540
    Larsen & Toubro, Ltd.                         1,262,468  20,596,209
    LIC Housing Finance, Ltd.                     1,023,154   7,253,400
    Maharashtra Seamless, Ltd.                       95,955     210,255
    Mahindra & Mahindra Financial Services, Ltd.    647,755   1,999,767
    Mahindra & Mahindra, Ltd.                     1,092,488  19,913,518
    Mahindra Holidays & Resorts India, Ltd.          27,439     161,303
    Mahindra Lifespace Developers, Ltd.             181,645   1,236,544
    Manappuram Finance, Ltd.                      1,840,737     782,951
    McLeod Russel India, Ltd.                       853,022   1,960,428
    Merck, Ltd.                                      71,579     763,830
    MOIL, Ltd.                                       13,736      41,251
    Motilal Oswal Financial Services, Ltd.            4,955      20,965
    Mphasis, Ltd.                                   400,366   2,712,858
    MRF, Ltd.                                        12,719   6,709,638
    Muthoot Finance, Ltd.                           183,207     517,267
    National Aluminium Co., Ltd.                  4,705,877   2,404,127
    Nava Bharat Ventures, Ltd.                       68,819     159,052
    Navin Fluorine International Ltd.                 1,828      46,960
    NCC, Ltd.                                     7,995,928   7,686,376
    Nectar Lifesciences, Ltd.                       268,595     178,691
    NIIT Technologies, Ltd.                         684,344   5,553,861
*   NIIT, Ltd.                                      195,137     248,440
    Nilkamal, Ltd.                                   59,055   1,176,607
*   Nirvikara Paper Mills, Ltd.                       3,846       3,268
    Oberoi Realty, Ltd.                             586,244   2,112,162
    OCL India, Ltd.                                 101,606     721,274
    OMAXE, Ltd.                                     684,458   1,364,935
    OnMobile Global, Ltd.                           145,043     280,970
    Orient Cement, Ltd.                             608,983   1,287,039
    Oriental Bank of Commerce                       975,550   1,622,462

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                        SHARES     VALUE++
                                                      ---------- ------------
INDIA -- (Continued)
*   Parsvnath Developers, Ltd.                         1,080,235 $    303,425
    PC Jeweller, Ltd.                                    577,546    3,590,646
    Peninsula Land, Ltd.                                  31,142        9,384
    Persistent Systems, Ltd.                              35,559      351,536
    Petronet LNG, Ltd.                                 2,182,277    7,950,486
*   Pipavav Defence & Offshore Engineering Co., Ltd.      22,287       24,179
    Piramal Enterprises, Ltd.                            732,109   10,748,015
    Polaris Consulting & Services, Ltd.                1,501,683    4,771,051
    Power Finance Corp., Ltd.                          1,545,519    4,012,481
    Praj Industries, Ltd.                              1,696,196    2,452,647
    Prestige Estates Projects, Ltd.                      151,404      414,691
*   Prism Cement, Ltd.                                   241,691      272,357
    PTC India Financial Services, Ltd.                 4,139,274    2,133,646
    PTC India, Ltd.                                    4,393,678    4,200,237
*   Punj Lloyd, Ltd.                                   1,476,964      565,886
    Puravankara Projects, Ltd.                           460,912      346,820
    Radico Khaitan, Ltd.                                 897,536    1,523,075
    Rain Industries, Ltd.                              2,231,677    1,179,459
    Rajesh Exports, Ltd.                                 119,270    1,280,350
    Ramco Cements, Ltd. (The)                            456,031    2,608,833
    Ratnamani Metals & Tubes, Ltd.                         3,941       29,100
    Raymond, Ltd.                                        670,708    4,071,311
    Redington India, Ltd.                              1,620,097    2,493,602
*   REI Agro, Ltd.                                     1,836,474       16,407
    Reliance Capital, Ltd.                             1,716,087    9,751,466
*   Reliance Communications, Ltd.                     14,612,631   13,408,450
    Reliance Industries, Ltd.                         20,407,674  313,193,655
    Reliance Industries, Ltd. GDR                         96,093    2,921,028
    Reliance Power, Ltd.                               8,595,377    6,440,409
    Rolta India, Ltd.                                  2,163,299    2,693,995
    Ruchi Soya Industries, Ltd.                        2,042,966      727,049
    Rural Electrification Corp., Ltd.                  3,903,477   11,117,074
    Sanghvi Movers, Ltd.                                  45,111      227,533
    Sharda Cropchem, Ltd.                                 26,067       87,812
*   Shipping Corp. of India, Ltd.                      3,161,653    3,852,778
    Shriram City Union Finance, Ltd.                       2,239       46,599
    Shriram Transport Finance Co., Ltd.                  318,122    3,935,032
    Simplex Infrastructures, Ltd.                         49,926      206,594
    Sintex Industries, Ltd.                            7,654,120    8,972,356
    Sobha, Ltd.                                          815,232    3,474,585
    Sonata Software, Ltd.                                159,916      386,082
    South Indian Bank, Ltd. (The)                     10,002,457    2,744,350
    SREI Infrastructure Finance, Ltd.                  1,792,449    1,648,051
    SRF, Ltd.                                            473,850    8,164,822
    State Bank of Bikaner & Jaipur                        49,868      390,764
    State Bank of India                               18,618,586   49,668,678
    Sterlite Technologies, Ltd.                        3,184,410    4,125,224
    Styrolution ABS India, Ltd.                           29,326      304,028
    Sun TV Network, Ltd.                                 345,352    1,939,510
    Sundram Fasteners, Ltd.                               37,667       86,492
    Sunteck Realty, Ltd.                                  14,643       50,840
    Syndicate Bank                                     2,914,893    2,901,033
    TAKE Solutions, Ltd.                                 153,789      325,863

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                  SHARES       VALUE++
                                                ----------- --------------
INDIA -- (Continued)
    Tamil Nadu Newsprint & Papers, Ltd.             314,977 $    1,161,921
    Tata Chemicals, Ltd.                          1,787,758      9,375,963
    Tata Global Beverages, Ltd.                   6,632,236     12,452,446
*   Tata Motors, Ltd.                            12,396,358     62,187,138
*   Tata Motors, Ltd. Sponsored ADR                 172,249      4,302,780
    Tata Steel, Ltd.                              7,310,154     27,008,859
    Tech Mahindra, Ltd.                              79,031        586,682
    Techno Electric & Engineering Co., Ltd.          25,024        189,078
*   Teledata Marine Solutions, Ltd.                 267,258             --
    Tide Water Oil Co India, Ltd.                       293        108,625
    Time Technoplast, Ltd.                        1,093,465        863,230
    Transport Corp. of India, Ltd.                   46,267        171,426
    Tree House Education and Accessories, Ltd.       12,211         25,537
    Tube Investments of India, Ltd.                 585,576      3,623,535
*   TV18 Broadcast, Ltd.                          6,105,867      3,958,433
    UCO Bank                                      3,807,758      2,073,246
    Uflex, Ltd.                                     507,561      1,298,016
    Unichem Laboratories, Ltd.                      357,959      1,266,856
    Union Bank of India                           1,979,384      3,834,784
*   Unitech, Ltd.                                35,397,669      2,970,083
    UPL, Ltd.                                     4,969,340     32,280,336
*   Usha Martin, Ltd.                               655,469         84,271
    VA Tech Wabag, Ltd.                               2,562         22,343
    Vardhman Textiles, Ltd.                         277,592      3,246,751
    Vedanta, Ltd.                                17,434,392     18,752,192
    Vedanta, Ltd. ADR                             1,688,607      7,412,986
    Videocon Industries, Ltd.                       769,833      1,288,298
    Vijaya Bank                                   2,612,664      1,206,858
    Welspun Corp., Ltd.                           2,298,777      3,465,415
*   Welspun Enterprises, Ltd.                       940,128        703,801
    Welspun India, Ltd.                             127,227      1,570,554
    Wipro, Ltd.                                   1,292,641     10,778,344
*   Wockhardt, Ltd.                                 276,374      5,233,410
    Yes Bank, Ltd.                                1,110,351     12,337,476
    Zensar Technologies, Ltd.                       142,451      1,897,714
    Zuari Agro Chemicals, Ltd.                       36,520         84,086
                                                            --------------
TOTAL INDIA                                                  1,598,350,312
                                                            --------------
INDONESIA -- (2.8%)
    Adaro Energy Tbk PT                         320,694,900     12,382,325
*   Agung Podomoro Land Tbk PT                  135,449,800      3,059,770
    Alam Sutera Realty Tbk PT                   243,664,400      5,747,962
*   Aneka Tambang Persero Tbk PT                192,410,077      4,636,145
    Asahimas Flat Glass Tbk PT                    5,152,300      2,373,294
    Astra Agro Lestari Tbk PT                       309,000        386,503
    Astra Graphia Tbk PT                            436,900         54,297
    Astra International Tbk PT                    7,768,100      3,693,321
*   Bakrie and Brothers Tbk PT                  565,093,250      2,051,155
*   Bakrie Sumatera Plantations Tbk PT          111,492,900        404,693
*   Bakrie Telecom Tbk PT                       247,426,500        898,100
*   Bakrieland Development Tbk PT               311,036,346         22,580
    Bank Bukopin Tbk                             62,493,533      2,867,118
    Bank Danamon Indonesia Tbk PT                35,714,654     10,577,383

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                            SHARES      VALUE++
                                                          ----------- -----------
INDONESIA -- (Continued)
    Bank Mandiri Persero Tbk PT                            80,075,631 $56,549,554
    Bank Negara Indonesia Persero Tbk PT                   97,298,941  35,084,613
*   Bank Pan Indonesia Tbk PT                             143,727,401   7,182,643
    Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT   35,300,800   2,239,305
    Bank Permata Tbk PT                                       220,272      10,766
    Bank Tabungan Negara Persero Tbk PT                    75,340,327   7,536,284
*   Barito Pacific Tbk PT                                   9,517,600     146,642
    Bekasi Fajar Industrial Estate Tbk PT                   8,558,900     150,415
    Benakat Integra Tbk PT                                142,047,100     519,176
*   Berlian Laju Tanker Tbk PT                            128,161,466          --
    BISI International Tbk PT                              15,197,800   1,411,856
*   Budi Starch & Sweetener Tbk PT                          8,734,300      40,084
*   Bumi Resources Tbk PT                                  86,715,500     315,068
    Bumi Serpong Damai Tbk PT                              74,479,100   9,481,863
*   Central Proteina Prima Tbk PT                          27,309,300      99,254
    Charoen Pokphand Indonesia Tbk PT                      25,039,730   6,167,317
    Ciputra Development Tbk PT                            140,223,616  13,067,008
    Ciputra Property Tbk PT                                49,223,189   1,286,936
    Ciputra Surya Tbk PT                                   17,603,148   2,755,709
*   Clipan Finance Indonesia Tbk PT                         2,995,500      53,553
*   Darma Henwa Tbk PT                                    191,433,942     750,449
*   Davomas Abadi Tbk PT                                   54,906,800          --
*   Delta Dunia Makmur Tbk PT                              21,104,100      81,836
*   Eagle High Plantations Tbk PT                          50,533,800     637,682
    Elnusa Tbk PT                                          76,317,600   1,288,010
*   Energi Mega Persada Tbk PT                            544,526,678   1,981,830
    Erajaya Swasembada Tbk PT                              26,235,800   1,008,495
*   Eureka Prima Jakarta Tbk PT                             1,297,300      46,803
*   Ever Shine Textile Tbk PT                              19,342,215     267,491
*   Exploitasi Energi Indonesia Tbk PT                        744,100       2,701
    Gajah Tunggal Tbk PT                                   35,908,600   1,326,891
*   Garuda Indonesia Persero Tbk PT                        34,271,881     986,939
    Global Mediacom Tbk PT                                100,106,100   5,856,586
*   Great River International Tbk PT                        1,788,000          --
    Gudang Garam Tbk PT                                     1,525,000   6,502,726
*   Harum Energy Tbk PT                                    17,264,100     778,857
    Hexindo Adiperkasa Tbk PT                               1,350,044     118,389
    Holcim Indonesia Tbk PT                                26,030,300   1,714,696
    Indah Kiat Pulp & Paper Corp. Tbk PT                   39,377,500   2,672,797
*   Indika Energy Tbk PT                                   15,069,300     125,278
    Indo Tambangraya Megah Tbk PT                           3,089,800   1,090,615
*   Indo-Rama Synthetics Tbk PT                                41,500       2,151
    Indofood Sukses Makmur Tbk PT                          77,825,500  35,412,065
    Intiland Development Tbk PT                           110,061,800   3,778,755
*   Japfa Comfeed Indonesia Tbk PT                         34,962,150   1,878,685
    Jaya Real Property Tbk PT                             121,492,200   5,711,564
    Kawasan Industri Jababeka Tbk PT                      324,780,475   5,571,585
*   Lippo Cikarang Tbk PT                                   1,464,400     648,796
    Lippo Karawaci Tbk PT                                 320,652,349  24,667,732
*   Malindo Feedmill Tbk PT                                   226,700      22,048
    Matahari Putra Prima Tbk PT                            10,127,200   1,241,378
    Mayora Indah Tbk PT                                     2,762,800   5,429,016
    Medco Energi Internasional Tbk PT                      28,161,100   1,454,237

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                             SHARES      VALUE++
                                                           ----------- ------------
INDONESIA -- (Continued)
    Metrodata Electronics Tbk PT                             1,496,674 $     71,303
*   Mitra Adiperkasa Tbk PT                                    253,800       69,417
    Mitra Pinasthika Mustika Tbk PT                          1,984,700       79,904
    MNC Investama Tbk PT                                   319,745,100    3,031,714
    Modernland Realty Tbk PT                                85,983,400    2,660,525
    Multipolar Tbk PT                                       63,216,500      994,373
*   Nusantara Infrastructure Tbk PT                        177,314,100    1,061,301
    Pabrik Kertas Tjiwi Kimia Tbk PT                           929,000       33,356
    Pan Brothers Tbk PT                                     46,341,950    1,432,846
*   Panin Financial Tbk PT                                 183,032,700    2,072,654
*   Paninvest Tbk PT                                        30,871,000    1,130,079
    Perusahaan Perkebunan London Sumatra Indonesia Tbk PT   67,663,984    7,082,620
    Ramayana Lestari Sentosa Tbk PT                         56,113,700    2,474,710
    Salim Ivomas Pratama Tbk PT                             43,529,200    1,021,513
    Sampoerna Agro PT                                       12,001,241    1,580,514
    Selamat Sempurna Tbk PT                                 11,204,300    3,486,844
    Semen Baturaja Persero Tbk PT                           19,387,900      430,526
    Semen Indonesia Persero Tbk PT                             474,700      385,276
    Sentul City Tbk PT                                      80,474,100      330,184
*   Sigmagold Inti Perkasa Tbk PT                           27,008,700      839,521
    Sinar Mas Agro Resources & Technology Tbk PT             7,806,900    2,224,408
    Sinar Mas Multiartha Tbk PT                                  2,000          733
    Sri Rejeki Isman Tbk PT                                163,601,000    3,185,688
*   Surya Dumai Industri Tbk                                 5,145,000           --
    Surya Semesta Internusa Tbk PT                          60,519,600    2,874,451
    Surya Toto Indonesia Tbk PT                                430,300      205,650
*   Suryainti Permata Tbk PT                                17,378,000           --
    Tambang Batubara Bukit Asam Persero Tbk PT                 759,900      248,185
*   Tiga Pilar Sejahtera Food Tbk                           31,155,922    2,357,720
    Timah Persero Tbk PT                                    68,019,960    2,590,963
    Trias Sentosa Tbk PT                                       336,500        7,187
*   Trimegah Securities Tbk PT                               7,807,800       28,241
*   Truba Alam Manunggal Engineering PT                    129,244,500       46,913
    Tunas Baru Lampung Tbk PT                               20,427,800      767,988
    Tunas Ridean Tbk PT                                     41,644,400    2,267,787
*   Ultrajaya Milk Industry & Trading Co. Tbk PT             8,688,600    2,341,827
    Unggul Indah Cahaya Tbk PT                                 319,635       33,000
    United Tractors Tbk PT                                  20,453,900   26,141,428
*   Vale Indonesia Tbk PT                                   43,664,100    4,657,840
*   Visi Media Asia Tbk PT                                  16,236,600      314,161
*   XL Axiata Tbk PT                                         2,586,900      694,364
                                                                       ------------
TOTAL INDONESIA                                                         387,567,489
                                                                       ------------
ISRAEL -- (0.0%)
*   Liberty Properties, Ltd.                                     2,467            3
                                                                       ------------
TOTAL ISRAEL                                                                      3
                                                                       ------------
MALAYSIA -- (4.2%)
*   Adventa Bhd                                                 62,000       14,045
#   Affin Holdings Bhd                                      12,154,750    6,336,349
    Ahmad Zaki Resources Bhd                                   164,200       22,954

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                          SHARES     VALUE++
                                        ---------- -----------
MALAYSIA -- (Continued)
#   AirAsia BHD                         27,709,800 $ 9,524,742
*   Alam Maritim Resources Bhd           9,343,600     884,730
#   Alliance Financial Group Bhd        15,584,500  12,811,423
    Allianz Malaysia Bhd                    28,800      68,831
#   AMMB Holdings Bhd                   24,027,062  25,302,168
    Ann Joo Resources Bhd                2,745,800     431,488
    APM Automotive Holdings Bhd            745,300     691,984
    Batu Kawan Bhd                       2,090,450   8,903,104
    Benalec Holdings Bhd                 9,427,900   1,217,021
    Berjaya Assets Bhd                     355,600      67,303
#   Berjaya Corp. Bhd                   49,009,980   4,324,933
*   Berjaya Land Bhd                    13,220,000   2,256,283
    BIMB Holdings Bhd                    3,231,407   2,710,529
    Bina Darulaman Bhd                     162,600      24,991
    BLD Plantation Bhd                       6,600      14,300
#   Boustead Holdings Bhd                7,020,598   6,585,473
    Boustead Plantations Bhd             1,491,900     535,549
#*  Bumi Armada Bhd                     21,145,100   5,329,344
#   Cahya Mata Sarawak Bhd               3,835,100   4,777,616
    Can-One Bhd                            401,400     423,233
    CB Industrial Product Holding Bhd    1,722,100     834,807
    Chin Teck Plantations Bhd              309,100     587,838
#   CIMB Group Holdings Bhd              6,251,900   6,272,863
#   Coastal Contracts Bhd                3,263,000   1,281,139
    Crescendo Corp. Bhd                    259,800     104,737
    CSC Steel Holdings Bhd               1,921,456     561,365
*   Datuk Keramik Holdings Bhd             127,000          --
*   Daya Materials Bhd                  14,638,800     340,867
    Dayang Enterprise Holdings Bhd         276,600      75,745
    DRB-Hicom Bhd                       19,449,200   4,888,167
#*  Eastern & Oriental Bhd              14,657,780   5,152,367
    ECM Libra Financial Group Bhd        2,189,050     168,505
*   Eco World Development Group Bhd        288,500      89,873
*   Evergreen Fibreboard Bhd             4,356,489   1,296,265
    FAR East Holdings Bhd                  403,800     750,433
#   Felda Global Ventures Holdings Bhd   5,689,200   2,370,176
*   Fountain View Development Bhd        2,573,200          --
    Gadang Holdings BHD                    278,600     147,171
#   Genting Bhd                         15,297,500  29,075,430
#   Genting Malaysia Bhd                34,963,800  37,738,386
*   Global Oriental Bhd                  1,283,100     147,523
    Glomac Bhd                           7,101,400   1,425,414
    Goldis Bhd                           3,223,995   1,690,167
    GuocoLand Malaysia Bhd               2,797,700     742,360
#   HAP Seng Consolidated Bhd           10,175,900  17,655,157
    Hap Seng Plantations Holdings Bhd    3,801,700   2,140,963
    Hiap Teck Venture Bhd                1,476,900      72,989
#   Hong Leong Financial Group Bhd       2,819,234   9,397,491
    Hong Leong Industries Bhd            1,171,300   1,518,898
    Hua Yang Bhd                         1,691,633     735,328
    Hume Industries Bhd                    841,084     591,385
    Hwang Capital Malaysia Bhd              57,100      30,010
    I-Bhd                                   84,900       9,633

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
MALAYSIA -- (Continued)
#   IJM Corp. Bhd                                       60,912,218 $50,725,467
#   IJM Plantations Bhd                                    201,100     174,455
#   Insas Bhd                                            6,710,200   1,113,005
    IOI Properties Group Bhd                               437,500     225,246
*   Iris Corp. Bhd                                      22,123,700   1,044,478
#*  Iskandar Waterfront City Bhd                         1,685,600     341,817
*   JAKS Resources Bhd                                   6,661,400   1,677,515
#   Jaya Tiasa Holdings BHD                              6,525,233   2,289,526
#   JCY International Bhd                                7,509,800   1,273,599
    K&N Kenanga Holdings Bhd                             2,020,487     233,979
    Keck Seng Malaysia Bhd                               2,504,000   3,173,175
*   Kian JOO CAN Factory BHD                             4,793,180   3,733,761
*   KIG Glass Industrial Bhd                               260,000          --
    Kim Loong Resources Bhd                                522,800     382,897
    Kimlun Corp. Bhd                                       815,300     292,870
    KLCCP Stapled Group                                  2,116,600   3,578,397
#*  KNM Group Bhd                                       27,821,190   3,322,995
*   Kretam Holdings Bhd                                  4,128,000     522,191
#   KSL Holdings BHD                                     9,328,451   2,854,751
*   KUB Malaysia Bhd                                     1,802,900     111,364
    Kulim Malaysia BHD                                   8,918,000   8,145,025
    Kumpulan Fima Bhd                                    2,348,100   1,014,451
    Kumpulan Perangsang Selangor Bhd                     3,904,800     971,308
    Kwantas Corp. Bhd                                      288,400     108,280
    Land & General BHD                                  15,067,600   1,274,607
*   Landmarks Bhd                                        2,119,208     495,235
    LBS Bina Group Bhd                                   3,680,100   1,206,027
*   Lion Industries Corp. Bhd                            3,864,481     215,341
    Magnum Bhd                                           5,285,900   3,144,925
#   Mah Sing Group Bhd                                  13,449,262   4,152,420
#   Malayan Banking Bhd                                    228,402     473,052
    Malayan Flour Mills Bhd                              3,117,950     954,769
#   Malaysia Airports Holdings Bhd                       4,571,854   6,398,834
    Malaysia Building Society Bhd                          609,800     213,007
#*  Malaysia Marine and Heavy Engineering Holdings Bhd   2,865,600     665,969
#   Malaysian Bulk Carriers Bhd                          4,604,925     795,115
    Malaysian Pacific Industries Bhd                     1,303,975   2,552,811
#   Malaysian Resources Corp. Bhd                       15,973,700   4,513,906
    Malton Bhd                                           4,462,500     760,057
    MBM Resources BHD                                    2,727,403   1,475,642
    Media Prima Bhd                                      5,941,800   1,832,401
    Mega First Corp. Bhd                                 1,381,900     758,074
#   MISC Bhd                                            16,155,404  34,207,841
    MK Land Holdings Bhd                                 8,066,000     702,771
    MKH Bhd                                              3,021,870   1,560,320
    MMC Corp. Bhd                                       16,053,180   7,177,259
*   MNRB Holdings Bhd                                    1,702,600   1,247,662
*   Mudajaya Group Bhd                                   4,318,700   1,256,879
    Muhibbah Engineering M Bhd                           3,969,100   2,179,365
*   Mulpha International Bhd                            23,959,000   1,448,900
    Naim Holdings Bhd                                    2,591,400   1,521,205
    Negri Sembilan Oil Palms Bhd                            95,700      98,463
    Oriental Holdings Bhd                                3,638,979   5,783,291

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                   SHARES     VALUE++
                                                 ---------- -----------
MALAYSIA -- (Continued)
    OSK Holdings BHD                              7,262,471 $ 2,694,001
    Pacific & Orient Bhd                            334,330     115,428
    Panasonic Manufacturing Malaysia Bhd            382,080   2,249,875
    Pantech Group Holdings Bhd                    3,600,751     491,972
*   Paracorp Bhd                                    252,000          --
    Paramount Corp. Bhd                           1,660,525     625,841
#*  Parkson Holdings Bhd                          7,598,876   1,788,294
*   Perisai Petroleum Teknologi Bhd                 394,200      27,401
    Pie Industrial Bhd                              387,920     938,016
#   Pos Malaysia Bhd                                679,217     369,855
#   PPB Group Bhd                                 8,222,266  32,931,272
    Press Metal Bhd                               6,507,062   2,929,490
*   Prime Utilities Bhd                              39,000          --
    Protasco Bhd                                  2,991,400   1,045,279
    RCE Capital Bhd                               2,204,150     136,373
#   RHB Capital Bhd                              11,228,345  14,763,687
*   Rimbunan Sawit Bhd                            6,486,500     829,925
#   Salcon Bhd                                      658,500      92,473
#   Sapurakencana Petroleum Bhd                  17,399,600   7,968,338
    Sarawak Oil Palms Bhd                           455,720     448,991
*   Scomi Energy Services Bhd                       352,300      18,800
*   Scomi Group Bhd                              26,714,900   1,038,435
*   Seal, Inc. Bhd                                  104,600      13,419
    Selangor Dredging Bhd                         1,352,800     302,745
    Selangor Properties Bhd                          75,300      98,026
    Shangri-La Hotels Malaysia Bhd                  734,700   1,009,422
*   Shell Refining Co. Federation of Malaya Bhd      68,700      81,939
    SHL Consolidated Bhd                            533,000     353,657
#   SP Setia Bhd Group                            4,835,226   3,377,611
#   Star Media Group Bhd                          1,760,700     988,112
*   Sumatec Resources Bhd                           923,900      27,075
    Sunway Bhd                                   13,796,426   9,806,911
#   Supermax Corp. Bhd                            6,429,200   4,611,395
    Suria Capital Holdings Bhd                      824,400     445,714
    Symphony Life Bhd                             1,678,855     291,795
    Ta Ann Holdings Bhd                           1,848,522   2,239,127
    TA Enterprise Bhd                            21,041,700   2,640,290
    TA Global Bhd                                15,532,980     861,297
*   Talam Transform Bhd                           3,183,850      42,624
    Taliworks Corp. Bhd                             327,000     110,275
    TAN Chong Motor Holdings Bhd                  4,711,900   3,000,236
*   Tanjung Offshore Bhd                          2,130,100     175,413
    TDM BHD                                      12,881,400   2,092,138
    TH Plantations Bhd                              900,500     266,665
#   Time dotCom Bhd                               5,419,480   9,969,754
    Tiong NAM Logistics Holdings                    595,500     170,828
    Tropicana Corp. Bhd                           8,073,433   1,929,819
#   UEM Edgenta Bhd                               2,778,300   2,099,055
#   UEM Sunrise Bhd                              20,933,245   4,998,582
#   UMW Holdings Bhd                                537,600     910,727
#*  UMW Oil & Gas Corp. Bhd                       1,518,300     376,683
    Unisem M Bhd                                  7,957,900   3,765,745
    United Malacca Bhd                              960,500   1,374,139

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                    SHARES     VALUE++
                                                                  ---------- ------------
MALAYSIA -- (Continued)
    United Plantations Bhd                                           386,500 $  2,316,991
    United U-Li Corp. Bhd                                            270,700      331,034
#   UOA Development Bhd                                            6,403,200    3,194,150
#   VS Industry Bhd                                                6,193,865    2,007,701
    Wah Seong Corp. Bhd                                            6,024,683    1,229,380
#   WCT Holdings Bhd                                              14,722,320    5,870,244
    Wing Tai Malaysia Bhd                                          2,893,350      816,311
    WTK Holdings Bhd                                               6,108,850    2,050,220
#*  YNH Property Bhd                                               5,605,335    2,444,711
#   YTL Corp. Bhd                                                 91,262,550   34,361,635
*   YTL Land & Development Bhd                                     3,544,900      556,113
                                                                             ------------
TOTAL MALAYSIA                                                                582,641,999
                                                                             ------------
MEXICO -- (6.1%)
    Alfa S.A.B. de C.V. Class A                                   34,589,985   64,439,944
    Alpek S.A.B. de C.V.                                           3,825,157    4,934,938
    Arca Continental S.A.B. de C.V.                                2,378,646   14,289,384
#*  Axtel S.A.B. de C.V.                                          12,013,941    5,318,849
*   Bio Pappel S.A.B. de C.V.                                        439,582      416,855
#*  Cemex S.A.B. de C.V. Sponsored ADR                            12,974,375   58,773,919
*   Cia Minera Autlan S.A.B. de C.V. Series B                        999,056      347,014
    Coca-Cola Femsa S.A.B. de C.V. Series L                        1,371,568    9,654,344
#   Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR                     135,177    9,481,315
#   Consorcio ARA S.A.B. de C.V. Series *                          9,803,453    2,891,675
*   Corp Interamericana de Entretenimiento SAB de CV Class B       1,560,787      989,596
*   Corp. Actinver S.A.B. de C.V.                                    105,133       82,308
    Credito Real S.A.B. de C.V. SOFOM ER                              36,023       75,868
#*  Desarrolladora Homex S.A.B. de C.V.                              301,147       66,911
*   Dine S.A.B. de C.V.                                            1,027,267      580,529
    El Puerto de Liverpool S.A.B. de C.V. Series 1                     8,486      105,031
*   Empaques Ponderosa S.A. de C.V.                                   90,000           --
#*  Empresas ICA S.A.B. de C.V.                                    1,683,441      449,221
#*  Empresas ICA S.A.B. de C.V. Sponsored ADR                        781,346      796,973
    Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR        2,074,354  196,690,246
#*  Genomma Lab Internacional S.A.B. de C.V. Class B                 632,707      426,624
    Gruma S.A.B. de C.V. Class B                                   1,527,002   23,017,317
#*  Grupo Aeromexico S.A.B. de C.V.                                1,749,952    3,830,304
    Grupo Aeroportuario del Centro Norte S.A.B. de C.V.              373,900    1,737,387
    Grupo Aeroportuario del Centro Norte S.A.B. de C.V. ADR           11,487      426,512
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR              515,455   43,318,838
    Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR               191,846   26,225,348
    Grupo Aeroportuario del Sureste S.A.B. de C.V. Class B           664,264    9,089,900
    Grupo Carso S.A.B. de C.V. Series A1                           8,916,277   36,052,970
    Grupo Cementos de Chihuahua S.A.B. de C.V.                     2,786,917    6,708,483
#   Grupo Comercial Chedraui S.A. de C.V.                          2,361,987    6,172,661
#   Grupo Elektra S.A.B. de C.V.                                     186,560    3,511,651
*   Grupo Famsa S.A.B. de C.V. Class A                             2,828,859    2,021,310
    Grupo Financiero Banorte S.A.B. de C.V.                       21,258,812  110,761,133
    Grupo Financiero Inbursa S.A.B. de C.V.                       15,694,789   25,327,644
#   Grupo Financiero Interacciones SA de C.V.                        619,182    3,328,431
    Grupo Financiero Santander Mexico S.A.B. de C.V. Class B       2,550,559    3,937,404
    Grupo Financiero Santander Mexico S.A.B. de C.V. Class B ADR   1,632,369   12,520,270
*   Grupo Gigante S.A.B. de C.V. Series *                            471,076      986,941

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                        SHARES      VALUE++
                                                      ----------- ------------
  MEXICO -- (Continued)
      Grupo Herdez S.A.B. de C.V. Series *                600,258 $  1,438,945
      Grupo Industrial Maseca S.A.B. de C.V. Class B    2,749,400    3,537,980
      Grupo Industrial Saltillo S.A.B. de C.V.          1,338,007    2,176,929
  #   Grupo KUO S.A.B. de C.V. Series B                 2,034,528    3,533,384
      Grupo Mexico S.A.B. de C.V. Series B             31,305,986   60,721,125
  *   Grupo Pochteca S.A.B. de C.V.                        67,810       44,190
  *   Grupo Posadas S.A.B. de C.V.                        355,600      841,077
  *   Grupo Qumma SA de C.V. Series B                       5,301           --
      Grupo Sanborns S.A.B. de C.V.                     1,158,271    1,500,703
  #*  Grupo Simec S.A.B. de C.V. Series B               1,169,462    2,472,681
  #*  Grupo Sports World S.A.B. de C.V.                   293,561      316,095
      Industrias Bachoco S.A.B. de C.V. ADR                40,483    1,753,724
      Industrias Bachoco S.A.B. de C.V. Series B        1,749,577    6,313,342
  #*  Industrias CH S.A.B. de C.V. Series B             2,293,966    6,734,776
      Industrias Penoles S.A.B. de C.V.                   196,074    1,869,961
  #*  La Comer S.A.B. de C.V.                           6,002,459    5,361,185
      Medica Sur S.A.B. de C.V. Series B                    1,000        2,200
      Megacable Holdings S.A.B. de C.V.                   145,255      530,959
      Mexichem S.A.B. de C.V.                           7,025,216   14,485,980
  #*  Minera Frisco S.A.B. de C.V.                      7,179,830    3,186,593
  *   OHL Mexico S.A.B. de C.V.                         9,746,749    9,129,978
  #   Organizacion Cultiba S.A.B. de C.V.                 159,759      219,233
  #*  Organizacion Soriana S.A.B. de C.V. Class B      14,756,640   31,648,539
  #*  Qualitas Controladora S.A.B. de C.V.              1,652,078    1,821,701
      Rassini S.A.B. de C.V.                               10,800       39,865
  *   Savia SA Class A                                  3,457,285           --
  #   TV Azteca S.A.B. de C.V.                          9,124,616    1,026,269
  #*  Urbi Desarrollos Urbanos S.A.B. de C.V.           9,102,158        5,461
      Vitro S.A.B. de C.V. Series A                     1,499,658    4,357,320
                                                                  ------------
  TOTAL MEXICO                                                     854,856,243
                                                                  ------------
  PHILIPPINES -- (1.3%)
      A Soriano Corp.                                  17,784,400    2,248,309
      ACR Mining Corp.                                    105,455       14,856
      Alliance Global Group, Inc.                      27,718,606    8,624,542
      Alsons Consolidated Resources, Inc.              20,894,000      558,162
  *   Atlas Consolidated Mining & Development Corp.     5,351,500      451,015
      Bank of the Philippine Islands                      152,830      281,774
      BDO Unibank, Inc.                                11,180,625   24,048,604
      Bloomberry Resorts Corp.                            202,000       17,461
      Cebu Air, Inc.                                    1,995,410    3,235,966
      Cebu Holdings, Inc.                               1,564,850      151,786
      Century Properties Group, Inc.                   28,217,400      296,490
      China Banking Corp.                                 431,825      314,107
      Cosco Capital, Inc.                               6,571,700    1,019,404
      EEI Corp.                                         1,150,300      135,377
  *   Empire East Land Holdings, Inc.                  24,178,000      402,348
  *   Export & Industry Bank, Inc. Class A                 14,950           --
      Filinvest Development Corp.                         142,800       13,546
      Filinvest Land, Inc.                            200,085,031    6,234,654
      First Philippine Holdings Corp.                   4,618,290    5,421,344
  *   Fwbc Holdings, Inc.                               5,471,786           --
      Integrated Micro-Electronics, Inc.                  248,900       26,610

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                  SHARES      VALUE++
                                                ----------- ------------
PHILIPPINES -- (Continued)
    JG Summit Holdings, Inc.                      8,290,190 $ 11,704,035
    Lopez Holdings Corp.                         34,749,200    3,794,509
    LT Group, Inc.                               11,262,600    3,765,220
    Megaworld Corp.                             177,390,000   13,382,722
    Metropolitan Bank & Trust Co.                 8,134,630   12,154,769
*   Mondragon International Philippines, Inc.     2,464,000           --
    Pepsi-Cola Products Philippines, Inc.           709,000       44,119
    Petron Corp.                                 11,394,200    1,562,418
*   Philippine National Bank                      4,909,303    5,159,322
*   Philippine National Construction Corp.          398,900        7,693
    Philippine Savings Bank                       1,232,313    2,535,956
*   Philippine Townships, Inc.                      226,200           --
*   Philtown Properties, Inc.                         6,701           --
    Phinma Corp.                                  1,253,598      303,646
    Phoenix Petroleum Philippines, Inc.             507,600       37,394
    RFM Corp.                                       976,000       77,860
    Rizal Commercial Banking Corp.                4,672,648    3,222,455
    Robinsons Land Corp.                         29,611,650   15,602,139
    Robinsons Retail Holdings, Inc.                  97,740      121,766
    San Miguel Corp.                              6,620,096   10,153,594
    San Miguel Pure Foods Co., Inc.                  63,140      184,182
    Security Bank Corp.                           1,532,924    4,581,770
*   Top Frontier Investment Holdings, Inc.          628,532    1,385,216
    Trans-Asia Oil & Energy Development Corp.    26,285,000    1,161,601
    Travellers International Hotel Group, Inc.    1,228,200       99,621
    Union Bank of the Philippines                 4,413,349    5,268,499
    Universal Robina Corp.                        5,376,885   21,869,893
    Vista Land & Lifescapes, Inc.                72,717,468    5,739,133
                                                            ------------
TOTAL PHILIPPINES                                            177,415,887
                                                            ------------
POLAND -- (1.9%)
*   Agora SA                                        578,734    1,629,471
    Asseco Poland SA                              1,330,913   18,360,404
#*  Bank Millennium SA                            4,212,704    5,582,186
*   Ciech SA                                        522,224   10,012,413
*   ComArch SA                                        2,787       73,280
    Dom Development SA                               17,090      206,905
    Enea SA                                       2,277,172    6,568,883
    Firma Oponiarska Debica SA                       95,394    2,056,526
#*  Getin Holding SA                              2,977,249      976,435
#*  Getin Noble Bank SA                           3,232,348      358,071
*   Grupa Azoty SA                                  165,668    4,201,140
    Grupa Kety SA                                   108,179    7,366,692
#*  Grupa Lotos SA                                1,656,363   10,412,576
#*  Hawe SA                                         379,750       54,871
*   Impexmetal SA                                 5,332,677    2,658,190
#*  Integer.pl SA                                     1,510       27,958
#*  Jastrzebska Spolka Weglowa SA                   281,924      609,862
    Kernel Holding SA                               421,816    4,651,012
    KGHM Polska Miedz SA                          2,304,334   32,619,993
    Kopex SA                                        455,632      376,284
*   LC Corp. SA                                   1,199,107      503,631
    Lentex SA                                        15,056       28,923

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                    SHARES     VALUE++
                                                  ---------- ------------
POLAND -- (Continued)
    Lubelski Wegiel Bogdanka SA                       10,880 $     82,180
    Netia SA                                       4,474,891    6,122,767
#   Orbis SA                                         534,114    8,344,601
    Pelion SA                                         10,134      133,656
    PGE Polska Grupa Energetyczna SA              14,513,224   49,330,391
*   Polski Koncern Miesny Duda SA                     56,943       73,302
#   Polski Koncern Naftowy Orlen SA                4,565,110   70,011,148
*   Powszechna Kasa Oszczednosci Bank Polski SA      168,353    1,019,584
*   Sygnity SA                                       121,054      252,253
    Synthos SA                                     2,185,009    2,074,178
    Tauron Polska Energia SA                      18,300,183   12,186,781
*   Trakcja SA                                       679,814    2,084,743
*   Vistula Group SA                                  54,605       36,626
                                                             ------------
TOTAL POLAND                                                  261,087,916
                                                             ------------
RUSSIA -- (2.1%)
*   AFI Development P.L.C. GDR                        31,827        4,138
    Gazprom PAO Sponsored ADR                     63,832,740  230,618,498
    LUKOIL PJSC                                    1,376,973   46,846,058
    Lukoil PJSC Sponsored ADR                         42,295    1,434,646
    Magnitogorsk Iron & Steel Works OJSC GDR       1,662,657    5,286,649
#*  Mechel Sponsored ADR                             213,590      427,180
    RusHydro PJSC ADR                              8,628,608    7,573,260
                                                             ------------
TOTAL RUSSIA                                                  292,190,429
                                                             ------------
SOUTH AFRICA -- (7.5%)
    Adcorp Holdings, Ltd.                            913,139    1,017,511
    Aeci, Ltd.                                     1,207,327    6,315,621
*   African Bank Investments, Ltd.                 9,264,952       33,886
    African Oxygen, Ltd.                              45,466       46,002
#   African Rainbow Minerals, Ltd.                 2,001,085    7,252,896
    Alexander Forbes Group Holdings, Ltd.             69,721       23,517
    Allied Electronics Corp., Ltd.                   408,578      141,881
#*  Anglo American Platinum, Ltd.                    488,561    7,179,138
#*  AngloGold Ashanti, Ltd.                        1,746,525   15,079,436
*   AngloGold Ashanti, Ltd. Sponsored ADR          5,678,422   48,153,019
#*  ArcelorMittal South Africa, Ltd.               2,390,579      915,504
    Astral Foods, Ltd.                                21,703      133,711
*   Aveng, Ltd.                                    8,076,763    1,218,667
    Barclays Africa Group, Ltd.                    5,579,767   50,896,002
    Barloworld, Ltd.                               4,460,398   19,984,598
    Bidvest Group, Ltd. (The)                          7,099      163,938
    Blue Label Telecoms, Ltd.                      4,962,813    3,845,754
#*  Brait SE                                       2,168,115   22,597,331
    Caxton and CTP Publishers and Printers, Ltd.   3,089,885    3,029,176
    Clover Industries, Ltd.                        1,242,359    1,164,216
*   Consolidated Infrastructure Group, Ltd.          359,856      611,068
    DataTec, Ltd.                                  3,528,942    9,370,197
    Distell Group, Ltd.                              154,641    1,544,184
*   Distribution and Warehousing Network, Ltd.       250,120       78,384
#   DRDGOLD, Ltd.                                  6,183,879    1,735,108
*   Eqstra Holdings, Ltd.                          3,316,866      513,760

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                   SHARES     VALUE++
                                                 ---------- ------------
SOUTH AFRICA -- (Continued)
*   Evraz Highveld Steel and Vanadium, Ltd.         120,337 $      1,203
#   Exxaro Resources, Ltd.                        1,644,184    6,362,654
    Gold Fields, Ltd.                             2,664,475    9,143,324
    Gold Fields, Ltd. Sponsored ADR              12,391,918   42,132,521
#   Grindrod, Ltd.                                8,014,480    5,007,598
    Group Five, Ltd.                              1,648,263    1,640,812
#*  Harmony Gold Mining Co., Ltd.                 1,605,176    2,948,854
*   Harmony Gold Mining Co., Ltd. Sponsored ADR     401,946      719,483
    Holdsport, Ltd.                                  15,928       51,107
    Hudaco Industries, Ltd.                         127,176      802,842
#   Hulamin, Ltd.                                 1,774,040      754,555
    Illovo Sugar, Ltd.                            1,183,072    1,403,224
#*  Impala Platinum Holdings, Ltd.                6,689,573   13,975,411
    Imperial Holdings, Ltd.                       1,337,919   10,275,018
    Investec, Ltd.                                4,198,306   27,324,584
*   JCI, Ltd.                                    10,677,339           --
    KAP Industrial Holdings, Ltd.                   669,290      248,667
#   Kumba Iron Ore, Ltd.                            270,798      597,393
#   Lewis Group, Ltd.                             1,920,358    5,289,322
    Liberty Holdings, Ltd.                        1,867,770   13,161,961
    Mediclinic International, Ltd.                  173,897    1,322,304
    Merafe Resources, Ltd.                       21,839,289    1,034,710
    Metair Investments, Ltd.                      1,231,958    1,826,192
    MMI Holdings, Ltd.                           17,493,889   25,059,897
    Mondi, Ltd.                                   1,777,468   29,411,449
    Mpact, Ltd.                                   2,476,204    6,658,810
    MTN Group, Ltd.                               2,708,723   23,936,733
#   Murray & Roberts Holdings, Ltd.               5,922,495    2,958,716
    Mustek, Ltd.                                     43,577       18,641
    Nedbank Group, Ltd.                           3,428,411   40,727,960
#*  Northam Platinum, Ltd.                        2,526,996    5,030,325
    Omnia Holdings, Ltd.                            487,850    3,615,803
    Peregrine Holdings, Ltd.                      1,689,430    2,909,802
    Petmin, Ltd.                                    231,427       16,400
*   Pinnacle Holdings, Ltd.                         635,456      410,382
    PSG Group, Ltd.                                 495,699    5,705,957
    Raubex Group, Ltd.                            1,864,763    1,648,458
    RCL Foods, Ltd.                                  90,842       69,983
    Reunert, Ltd.                                   459,534    1,858,917
*   Royal Bafokeng Platinum, Ltd.                   460,976      823,548
    Sanlam, Ltd.                                 15,107,604   55,631,025
*   Sappi, Ltd.                                   9,698,487   44,177,738
*   Sappi, Ltd. Sponsored ADR                       695,410    3,093,184
    Sasol, Ltd.                                   2,906,424   76,457,945
    Sasol, Ltd. Sponsored ADR                     1,479,825   38,475,450
    Sibanye Gold, Ltd.                            2,380,627    5,298,940
#   Sibanye Gold, Ltd. Sponsored ADR              3,494,040   30,957,194
    Standard Bank Group, Ltd.                    16,569,484  117,974,478
*   Stefanutti Stocks Holdings, Ltd.                526,548      113,164
    Steinhoff International Holdings NV          26,504,646  127,307,061
*   Super Group, Ltd.                             4,203,486   10,331,807
    Telkom SA SOC, Ltd.                           5,017,373   20,321,827
    Tiso Blackstar Group SE                          85,426       48,421

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                         SHARES      VALUE++
                                                        --------- --------------
SOUTH AFRICA -- (Continued)
    Tongaat Hulett, Ltd.                                1,042,481 $    5,857,624
    Trencor, Ltd.                                       1,488,963      3,555,260
    Wilson Bayly Holmes-Ovcon, Ltd.                       388,353      2,630,052
                                                                  --------------
TOTAL SOUTH AFRICA                                                 1,042,161,195
                                                                  --------------
SOUTH KOREA -- (14.2%)
*   Aekyung Petrochemical Co., Ltd.                         2,680        115,599
#*  Agabang&Company                                        19,244        187,951
#*  ALUKO Co., Ltd.                                       192,107      1,166,174
*   Amotech Co., Ltd.                                      18,026        257,815
#*  Asia Cement Co., Ltd.                                   6,783        524,446
#*  ASIA Holdings Co., Ltd.                                28,255      2,338,176
#*  Asia Paper Manufacturing Co., Ltd.                     56,207        764,552
*   Asiana Airlines, Inc.                                  46,833        179,522
*   AtlasBX Co., Ltd.                                      10,957        360,193
#*  AUK Corp.                                             487,877        960,001
#*  Basic House Co., Ltd. (The)                            20,879        151,330
*   BH Co., Ltd.                                           19,986         87,407
#*  BNK Financial Group, Inc.                           2,726,883     20,611,305
*   Bookook Securities Co., Ltd.                           28,655        375,925
*   BYC Co., Ltd.                                             752        319,320
*   CammSys Corp.                                          13,509         42,257
#*  Capro Corp.                                            79,730        168,237
#*  Celltrion Pharm, Inc.                                  10,981        156,469
*   Chemtronics Co., Ltd.                                   2,627         13,869
#*  China Great Star International, Ltd.                  582,136        990,428
#*  China Ocean Resources Co., Ltd.                     1,059,646      2,701,538
    Chinyang Holdings Corp.                                 6,573         17,450
*   Chosun Refractories Co., Ltd.                           9,716        656,069
*   CJ Corp.                                                9,708      2,398,635
*   CJ Korea Express Corp.                                 12,664      2,329,565
#*  CKD Bio Corp.                                          17,576        386,531
#*  Cosmochemical Co., Ltd.                               115,498        485,851
#*  Dae Dong Industrial Co., Ltd.                         141,098      1,062,338
#*  Dae Han Flour Mills Co., Ltd.                          14,500      2,224,807
*   Dae Won Kang Up Co., Ltd.                             245,096        945,369
#*  Dae Young Packaging Co., Ltd.                       1,121,470        976,827
#*  Dae-Il Corp.                                          116,802        804,496
#*  Daechang Co., Ltd.                                    526,706        419,016
*   Daeduck Electronics Co.                               122,119        806,421
#*  Daeduck GDS Co., Ltd.                                 284,218      2,277,196
#   Daegu Department Store                                 71,060        880,920
#*  Daehan Steel Co., Ltd.                                176,108      1,152,434
#   Daekyo Co., Ltd.                                      309,752      2,363,064
#*  Daelim Industrial Co., Ltd.                           270,338     17,799,923
*   Daesang Holdings Co., Ltd.                             46,250        667,294
#*  Daesung Holdings Co., Ltd.                             42,463        332,870
*   Daewon San Up Co., Ltd.                                 1,435          7,321
#*  Daewoo Engineering & Construction Co., Ltd.           964,334      4,482,973
#   Daewoo International Corp.                             77,078      1,000,259
#*  Daewoo Securities Co., Ltd.                         1,268,372      8,440,391
#*  Daewoo Shipbuilding & Marine Engineering Co., Ltd.  1,194,943      4,235,657

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
  SOUTH KOREA -- (Continued)
  *   Dahaam E-Tec Co., Ltd.                                3,535 $     9,951
  #*  Daishin Securities Co., Ltd.                        590,481   5,980,016
  #*  Daou Data Corp.                                     117,847   1,277,674
  #*  Daou Technology, Inc.                               336,564   5,790,686
  #*  Dasan Networks, Inc.                                193,542   1,094,977
  *   DGB Financial Group, Inc.                         1,588,187  11,880,890
  *   Display Tech Co., Ltd.                               14,272      49,565
  *   DK UIL Co., Ltd.                                      8,787      81,089
  #*  Dong Ah Tire & Rubber Co., Ltd.                      89,616   1,716,020
  *   Dong-Ah Geological Engineering Co., Ltd.             45,500     286,316
  #*  Dong-Il Corp.                                        17,861     898,514
  #*  Dongbang Transport Logistics Co., Ltd.              221,137     396,939
  #*  Dongbu HiTek Co., Ltd.                              178,299   2,070,271
  #*  Dongbu Securities Co., Ltd.                         412,339   1,212,156
  #*  Dongbu Steel Co., Ltd.                               81,663     272,884
  #*  Dongil Industries Co., Ltd.                          17,549     794,784
  #*  Dongkook Industrial Co., Ltd.                       288,799     579,365
  *   Dongkuk Industries Co., Ltd.                         55,506     160,770
  #*  Dongkuk Steel Mill Co., Ltd.                        954,772   4,108,848
  #*  Dongkuk Structures & Construction Co., Ltd.         172,302     669,279
  #*  Dongwha Pharm Co., Ltd.                             255,143   1,952,709
  *   Dongwon F&B Co., Ltd.                                 2,352     753,228
  *   Dongwoo Co., Ltd.                                    14,971      51,245
  #*  Dongyang E&P, Inc.                                   31,262     328,131
  #*  Doosan Corp.                                        112,906   7,228,372
  #*  Doosan Engine Co., Ltd.                             112,890     242,589
  #*  Doosan Engineering & Construction Co., Ltd.          34,199     125,349
  #*  Doosan Heavy Industries & Construction Co., Ltd.    567,699   8,046,562
  #*  Doosan Infracore Co., Ltd.                        1,493,659   5,282,135
  #   DRB Holding Co., Ltd.                               101,225   1,033,235
  #*  DY Corp.                                            264,304   1,267,514
  #*  e-LITECOM Co., Ltd.                                  59,930     718,120
  #   E-MART, Inc.                                        109,182  14,991,611
  #*  Eagon Industrial, Ltd.                               20,979     182,809
  *   EM-Tech Co., Ltd.                                     1,933      14,167
  #*  Eugene Corp.                                        494,511   1,683,775
  #*  Eugene Investment & Securities Co., Ltd.          1,130,616   2,283,276
  #*  Eusu Holdings Co., Ltd.                              65,810     381,889
  #*  EVERDIGM Corp.                                       19,016     137,917
  *   Flexcom, Inc.                                        29,124      60,644
  *   Fursys, Inc.                                         28,479     841,441
  #*  Gaon Cable Co., Ltd.                                 25,249     391,745
  *   Global & Yuasa Battery Co., Ltd.                     56,204   1,829,485
  #*  Global Display Co., Ltd.                             32,534      94,890
  #*  GNCO Co., Ltd.                                      357,625     458,731
  #   GOLFZONYUWONHOLDINGS Co., Ltd.                       14,703      99,442
  *   Green Cross Holdings Corp.                            9,405     380,903
  #*  GS Engineering & Construction Corp.                 443,425   9,468,172
  #*  GS Global Corp.                                      60,141     242,964
  *   GS Holdings Corp.                                   598,099  25,316,719
  #   Gwangju Shinsegae Co., Ltd.                           5,985   1,271,613
  #*  Halla Corp.                                          75,864     254,256
  #*  Halla Holdings Corp.                                 33,087   1,731,141

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                SHARES     VALUE++
                                                               --------- ------------
SOUTH KOREA -- (Continued)
*   Han Kuk Carbon Co., Ltd.                                       6,148 $     34,613
    Hana Financial Group, Inc.                                 3,086,346   55,541,081
*   Hana Micron, Inc.                                             21,830       92,239
#*  Handok, Inc.                                                   5,766      175,509
#*  Handsome Co., Ltd.                                           107,337    3,655,419
*   Hanil Cement Co., Ltd.                                        47,480    3,910,816
#*  Hanjin Heavy Industries & Construction Co., Ltd.             571,915    1,554,288
#*  Hanjin Heavy Industries & Construction Holdings Co., Ltd.    206,286      766,160
#*  Hanjin Kal Corp.                                             138,504    1,823,042
#*  Hanjin Shipping Co., Ltd.                                    161,920      409,200
#*  Hanjin Transportation Co., Ltd.                              123,466    5,376,035
*   Hankook Tire Co., Ltd.                                        28,203    1,099,861
*   Hankuk Glass Industries, Inc.                                 17,640      350,899
#*  Hankuk Paper Manufacturing Co., Ltd.                          33,223      833,361
#*  Hansol Holdings Co., Ltd.                                    401,896    2,488,537
#*  Hansol HomeDeco Co., Ltd.                                    321,490      412,413
*   Hansol Paper Co., Ltd.                                       145,680    2,591,351
#*  Hanwha Chemical Corp.                                        971,243   21,368,449
*   Hanwha Corp.                                                 740,315   22,836,515
#*  Hanwha Galleria Timeworld Co., Ltd.                           10,013      591,105
*   Hanwha General Insurance Co., Ltd.                            69,154      428,093
#*  Hanwha Investment & Securities Co., Ltd.                     628,576    1,837,685
*   Hanwha Life Insurance Co., Ltd.                            2,232,784   12,926,937
#*  Hanwha Techwin Co., Ltd.                                     137,851    3,757,265
*   Hanyang Eng Co., Ltd.                                         27,764      265,627
#*  Hanyang Securities Co., Ltd.                                  92,428      537,273
#*  Heung-A Shipping Co., Ltd.                                   751,463      980,954
#*  Hitejinro Holdings Co., Ltd.                                 114,795    1,531,047
#*  HMC Investment Securities Co., Ltd.                          247,176    1,951,661
#*  HS R&A Co., Ltd.                                              33,151    1,006,695
#*  Humax Co., Ltd.                                              181,539    2,286,324
*   Husteel Co., Ltd.                                             39,438      479,707
#*  Huvis Corp.                                                   38,045      225,584
#*  Hwa Shin Co., Ltd.                                            80,837      376,407
#*  Hwacheon Machine Tool Co., Ltd.                               14,227      619,068
*   HwaSung Industrial Co., Ltd.                                  29,317      298,185
#*  Hyosung Corp.                                                189,944   17,395,981
#*  Hyundai BNG Steel Co., Ltd.                                  127,884      976,514
*   Hyundai Department Store Co., Ltd.                            71,042    7,612,185
*   Hyundai Development Co-Engineering & Construction            388,779   14,774,938
*   Hyundai Engineering & Construction Co., Ltd.                 439,285   13,551,288
#*  Hyundai Heavy Industries Co., Ltd.                           411,885   32,024,918
*   Hyundai Home Shopping Network Corp.                            2,416      225,994
*   Hyundai Hy Communications & Networks Co., Ltd.               262,383      686,351
*   Hyundai Marine & Fire Insurance Co., Ltd.                     22,720      615,138
#*  Hyundai Mipo Dockyard Co., Ltd.                               80,621    4,939,388
*   Hyundai Mobis Co., Ltd.                                       48,523   10,541,672
    Hyundai Motor Co.                                          1,147,196  128,638,033
#*  Hyundai Rotem Co., Ltd.                                        6,913       70,524
*   Hyundai Securities Co., Ltd.                               1,283,513    5,809,090
    Hyundai Steel Co.                                          1,050,773   43,191,831
#*  Hyundai Wia Corp.                                             13,871    1,230,744
*   Hyunjin Materials Co., Ltd.                                   57,175       67,307

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                  SHARES     VALUE++
                                                 --------- -----------
SOUTH KOREA -- (Continued)
*   Il Dong Pharmaceutical Co., Ltd.                45,241 $ 1,090,934
*   Iljin Display Co., Ltd.                         25,782     102,678
#*  Iljin Electric Co., Ltd.                       230,699     881,664
#*  Ilshin Spinning Co., Ltd.                       16,197   1,989,283
#*  Ilsung Pharmaceuticals Co., Ltd.                 9,407     874,956
*   Industrial Bank of Korea                     2,300,768  22,260,906
*   InnoWireless, Inc.                               1,805      13,772
#*  Interflex Co., Ltd.                             55,823     498,398
#*  Intergis Co., Ltd.                              49,180     117,714
    INTOPS Co., Ltd.                                72,590   1,192,646
*   Inzi Controls Co., Ltd.                         89,540     370,797
#*  INZI Display Co., Ltd.                         244,705     316,145
*   IS Dongseo Co., Ltd.                            27,211     847,116
#*  ISU Chemical Co., Ltd.                          83,274     665,409
#*  IsuPetasys Co., Ltd.                            71,858     271,822
#*  Jahwa Electronics Co., Ltd.                     37,751     499,480
#*  JB Financial Group Co., Ltd.                   847,059   3,660,561
*   Jeil Pharmaceutical Co.                         34,180   1,101,075
#*  JW Pharmaceutical Corp.                         35,972   1,262,069
#*  Kangnam Jevisco Co., Ltd.                       32,637     955,378
#*  KB Capital Co., Ltd.                            93,191   1,480,346
*   KB Financial Group, Inc.                     1,535,083  39,267,149
*   KB Financial Group, Inc. ADR                 3,033,727  76,328,571
#*  KB Insurance Co., Ltd.                         167,974   4,182,314
#*  KC Tech Co., Ltd.                              126,615   1,248,810
#   KCC Corp.                                       47,542  17,500,102
#*  KEC Corp.                                       44,448      37,466
#*  Keyang Electric Machinery Co., Ltd.            304,866   1,206,733
#*  KG Chemical Corp.                               57,540     684,086
    Kia Motors Corp.                             1,145,766  43,502,303
#*  KISCO Corp.                                     52,726   1,639,389
#*  KISCO Holdings Co., Ltd.                        11,405     568,787
#   Kishin Corp.                                   107,298     557,869
#*  KISWIRE, Ltd.                                   89,105   2,663,011
#*  Kolon Corp.                                     31,076   1,934,338
#*  Kolon Industries, Inc.                         221,593  11,016,597
#*  Kook Soon Dang Brewery Co., Ltd.               112,565     699,637
*   Korea Airport Service Co., Ltd.                    238       6,315
#*  Korea Alcohol Industrial Co., Ltd.              28,767     162,279
#   Korea Cast Iron Pipe Industries Co., Ltd.        7,358      67,393
#*  Korea Circuit Co., Ltd.                        146,625   1,363,131
    Korea Electric Terminal Co., Ltd.               57,903   4,847,388
*   Korea Export Packaging Industrial Co., Ltd.      5,290      83,608
#*  Korea Flange Co., Ltd.                          66,724     705,180
*   Korea Investment Holdings Co., Ltd.            421,946  16,508,557
#*  Korea Petrochemical Ind Co., Ltd.               27,811   4,668,700
*   Korean Air Lines Co., Ltd.                      89,323   1,858,207
#*  Korean Reinsurance Co.                         657,987   7,307,797
    KPX Chemical Co., Ltd.                          12,852     483,748
#*  KTB Investment & Securities Co., Ltd.          639,952   1,205,409
    Kukdo Chemical Co., Ltd.                        46,303   2,340,676
#*  Kumho Electric Co., Ltd.                        44,161     456,385
#*  Kumho Tire Co., Inc.                           101,223     530,060

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                 SHARES     VALUE++
                                                --------- -----------
SOUTH KOREA -- (Continued)
*   Kumkang Kind Co., Ltd.                            640 $    18,467
#*  Kwangju Bank                                  132,697     825,636
#*  Kyeryong Construction Industrial Co., Ltd.     38,242     291,388
#*  Kyobo Securities Co., Ltd.                    206,079   1,533,609
#*  Kyung-In Synthetic Corp.                       27,261      77,910
#*  Kyungbang, Ltd.                                11,154   1,860,422
#*  LB Semicon, Inc.                               66,800      76,862
#*  LF Corp.                                       99,954   2,169,248
*   LG Corp.                                      958,778  59,325,498
#   LG Display Co., Ltd.                        1,415,814  26,021,831
#*  LG Display Co., Ltd. ADR                    3,991,524  36,123,292
#   LG Electronics, Inc.                        1,692,217  82,505,751
#*  LG International Corp.                        240,831   6,260,872
    LG Uplus Corp.                              2,008,456  16,289,027
#*  LMS Co., Ltd.                                  14,112     107,238
#*  Lotte Chemical Corp.                          124,159  28,876,723
#*  Lotte Chilsung Beverage Co., Ltd.               6,287  11,448,283
#*  LOTTE Himart Co., Ltd.                         18,444     871,131
#*  Lotte Non-Life Insurance Co., Ltd.            206,214     473,704
#*  Lotte Shopping Co., Ltd.                      137,019  27,257,143
#*  LS Corp.                                      103,385   3,253,888
#*  Lumens Co., Ltd.                               32,726     142,706
*   Mando Corp.                                     7,204   1,030,004
*   MegaStudy Co., Ltd.                             3,332     107,726
*   MegaStudyEdu Co., Ltd.                          2,475     120,407
#*  Melfas, Inc.                                  127,678     590,702
*   Meritz Finance Group, Inc.                     57,067     589,514
*   Meritz Securities Co., Ltd.                 1,053,135   3,256,418
*   Mi Chang Oil Industrial Co., Ltd.               4,691     306,653
#*  Mirae Asset Securities Co., Ltd.              768,973  12,208,708
#*  MK Electron Co., Ltd.                         116,640     599,098
*   MNTech Co., Ltd.                               38,064     157,460
#*  Moorim P&P Co., Ltd.                          358,162   1,269,195
#*  Moorim Paper Co., Ltd.                        210,130     503,337
#*  Motonic Corp.                                  75,294     629,591
#*  Namyang Dairy Products Co., Ltd.                2,878   1,825,225
#*  NEOWIZ HOLDINGS Corp.                          67,921     831,291
#*  NEPES Corp.                                    18,806      88,056
*   Nexen Corp.                                    17,164   1,020,051
#*  NH Investment & Securities Co., Ltd.          856,998   6,909,254
*   NHN Entertainment Corp.                         4,751     191,605
#*  NK Co., Ltd.                                  128,100     725,313
#*  Nong Shim Holdings Co., Ltd.                   22,660   3,106,156
#   NongShim Co., Ltd.                             19,854   7,761,546
*   NOROO Paint & Coatings Co., Ltd.               11,400     110,841
#*  NPC                                           134,561     839,774
#*  OCI Co., Ltd.                                 103,786   5,805,958
#*  OPTRON-TEC, Inc.                                7,768      39,815
#*  Osung LST Co., Ltd.                            36,975      22,702
*   Paik Kwang Industrial Co., Ltd.                23,328      37,080
*   Pan Ocean Co., Ltd.                            38,276      98,274
    Pang Rim Co., Ltd.                              3,201      65,680
#*  PaperCorea, Inc.                              261,826     158,687

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                      SHARES     VALUE++
                                                     --------- ------------
SOUTH KOREA -- (Continued)
#*  Poongsan Corp.                                     350,209 $  7,134,968
#*  Poongsan Holdings Corp.                             55,420    1,781,622
#   POSCO                                              610,074   91,442,977
    POSCO ADR                                        1,559,371   57,837,070
    POSCO Coated & Color Steel Co., Ltd.                 3,820       58,653
*   Power Logics Co., Ltd.                              16,022       47,396
*   Pyeong Hwa Automotive Co., Ltd.                     44,836      483,569
*   RFTech Co., Ltd.                                       739        4,221
*   S&C Engine Group, Ltd.                              79,220      114,047
#*  S&T Dynamics Co., Ltd.                             344,607    3,619,268
#   S&T Holdings Co., Ltd.                              92,008    2,335,972
*   S&T Motiv Co., Ltd.                                 54,841    3,879,163
*   S-Energy Co., Ltd.                                  28,801      168,955
#*  S-MAC Co., Ltd.                                    103,985      261,098
#*  Sajo Industries Co., Ltd.                           18,924      985,929
*   Sam Young Electronics Co., Ltd.                    159,570    1,490,667
*   Samho Development Co., Ltd.                          4,638       13,204
#*  SAMHWA Paints Industrial Co., Ltd.                   2,030       19,715
#*  Samick Musical Instruments Co., Ltd.               584,890    1,502,679
    Samsung C&T Corp.                                  105,711   13,321,978
    Samsung Card Co., Ltd.                              25,133      800,886
#   Samsung Electro-Mechanics Co., Ltd.                 87,345    4,055,301
    Samsung Electronics Co., Ltd.                       16,630   16,088,731
    Samsung Fine Chemicals Co., Ltd.                     6,451      204,180
#*  Samsung Heavy Industries Co., Ltd.                 747,427    6,584,824
    Samsung Life Insurance Co., Ltd.                   187,746   17,292,677
#   Samsung SDI Co., Ltd.                              387,366   30,646,886
#*  Samsung Securities Co., Ltd.                        81,827    2,603,191
#*  Samyang Corp.                                       22,582    2,157,325
#*  Samyang Holdings Corp.                              46,476    6,899,730
*   Samyang Tongsang Co., Ltd.                           3,851      141,227
#*  Samyoung Chemical Co., Ltd.                        258,455      383,530
#*  SAVEZONE I&C CORP.                                  42,314      185,179
*   SBS Media Holdings Co., Ltd.                       205,197      606,405
#*  Seah Besteel Corp.                                 201,347    4,266,687
*   SeAH Holdings Corp.                                 12,963    1,526,346
#*  SeAH Steel Corp.                                    44,101    1,859,168
#*  Sebang Co., Ltd.                                   136,608    1,734,921
#*  Sejong Industrial Co., Ltd.                        149,537    1,192,868
*   Sempio Foods Co.                                     1,651       67,778
#*  Seohee Construction Co., Ltd.                    1,371,079    1,146,727
    Sewon Precision Industry Co., Ltd.                   2,175       36,399
#*  SG Corp.                                         1,459,252    1,423,965
#*  Shin Poong Pharmaceutical Co., Ltd.                115,951      502,343
*   Shinhan Financial Group Co., Ltd.                3,715,255  120,087,711
*   Shinhan Financial Group Co., Ltd. ADR            1,543,428   49,297,090
#   Shinsegae Co., Ltd.                                 82,297   14,661,556
#   Shinsegae Information & Communication Co., Ltd.      6,278      547,649
#*  Shinsung Solar Energy Co., Ltd.                    586,039      890,854
#*  Shinsung Tongsang Co., Ltd.                        649,404      723,112
#*  Shinwha Intertek Corp.                              34,265       57,526
*   Shinwon Corp.                                       82,700      121,786
#   Shinyoung Securities Co., Ltd.                      35,820    1,483,399

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                    SHARES     VALUE++
                                                   --------- -----------
SOUTH KOREA -- (Continued)
#*  Signetics Corp.                                  519,083 $   686,882
#*  Silla Co., Ltd.                                   64,953     795,425
#*  SIMMTECH HOLDINGS Co., Ltd.                       23,943      44,128
*   SIMPAC, Inc.                                      11,538      52,032
#*  Sindoh Co., Ltd.                                  42,099   1,743,326
*   SJM Co., Ltd.                                     11,075      55,000
#*  SK Chemicals Co., Ltd.                           187,855  12,662,729
#*  SK Gas, Ltd.                                      56,144   3,412,987
*   SK Holdings Co., Ltd.                            213,402  42,207,439
    SK Hynix, Inc.                                   116,551   2,690,115
*   SK Innovation Co., Ltd.                          590,171  65,221,899
#*  SK Networks Co., Ltd.                          1,531,162   7,008,387
#*  SK Securities Co., Ltd.                        2,856,758   2,543,917
*   SKC Co., Ltd.                                    154,403   4,021,295
#*  SL Corp.                                         180,531   2,651,211
#*  Songwon Industrial Co., Ltd.                     130,813   1,642,270
*   Ssangyong Cement Industrial Co., Ltd.            244,399   3,482,213
#*  STS Semiconductor & Telecommunications           188,965     359,401
*   STX Engine Co., Ltd.                              32,255     142,372
#*  Sun Kwang Co., Ltd.                               18,633     283,955
#*  Sung Kwang Bend Co., Ltd.                         90,554     668,269
#*  Sungchang Enterprise Holdings, Ltd.               23,402     783,031
#*  Sungshin Cement Co., Ltd.                        222,986   1,521,334
#*  Sungwoo Hitech Co., Ltd.                         365,075   2,526,686
#*  Synopex, Inc.                                    130,699     169,615
#*  Tae Kyung Industrial Co., Ltd.                   120,772     520,124
*   Taekwang Industrial Co., Ltd.                      4,932   4,092,628
#*  Taewoong Co., Ltd.                                64,855     744,281
#*  Taeyoung Engineering & Construction Co., Ltd.    566,881   2,280,982
#*  Tailim Packaging Industrial Co., Ltd.            385,280     950,464
#*  TK Chemical Corp.                                465,781     902,809
    TK Corp.                                           6,078      43,020
*   Tong Kook Corp.                                      607          --
#*  Tong Yang Moolsan Co., Ltd.                       66,131     626,823
*   Tongyang Life Insurance Co, Ltd.                 410,202   3,505,684
#*  Top Engineering Co., Ltd.                         53,356     245,851
    Tovis Co., Ltd.                                   17,984     114,903
#*  TS Corp.                                          76,643   1,453,153
#*  Ubiquoss, Inc.                                    13,060     129,721
*   Uju Electronics Co., Ltd.                         40,526     543,822
#*  Unid Co., Ltd.                                    66,294   2,336,757
#   WillBes & Co. (The)                              688,308   1,243,112
    Wiscom Co., Ltd.                                  32,980     127,900
*   Woongjin Co., Ltd.                                 1,813       4,562
#*  Woongjin Energy Co., Ltd.                        402,793     552,649
#*  Woongjin Thinkbig Co., Ltd.                      186,883   1,873,789
#*  Wooree ETI Co., Ltd.                              74,334     178,498
#   Woori Bank                                     2,388,988  17,658,207
    Woori Bank Sponsored ADR                           7,135     157,041
#*  WooSung Feed Co., Ltd.                           226,244     648,445
*   YESCO Co., Ltd.                                   30,899     912,985
#*  Yoosung Enterprise Co., Ltd.                     164,543     501,877
#*  Youlchon Chemical Co., Ltd.                      146,675   1,395,147

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                  SHARES      VALUE++
                                                ---------- --------------
SOUTH KOREA -- (Continued)
#*  Young Poong Corp.                                4,300 $    3,426,435
*   Young Poong Mining & Construction Corp.         18,030             --
#*  Young Poong Precision Corp.                    126,084        857,263
*   Youngone Holdings Co., Ltd.                        468         27,060
#*  Yuanta Securities Korea Co., Ltd.              298,286        784,502
#*  YuHwa Securities Co., Ltd.                      28,274        350,589
*   Zinus, Inc.                                      1,866         55,720
                                                           --------------
TOTAL SOUTH KOREA                                           1,982,180,988
                                                           --------------
TAIWAN -- (15.0%)
    Ability Enterprise Co., Ltd.                 2,353,330      1,393,995
#   Accton Technology Corp.                      5,364,156      5,508,815
#*  Acer, Inc.                                  39,734,109     13,788,616
#   ACES Electronic Co., Ltd.                    1,235,000      1,105,271
#   ACHEM TECHNOLOGY Corp.                       3,395,318      1,090,572
    Acter Co., Ltd.                                  4,000          9,509
*   Action Electronics Co., Ltd.                 1,412,393        157,358
*   Advanced Connectek, Inc.                     1,938,000        377,071
    Advanced International Multitech Co., Ltd.     256,000        140,780
#*  AGV Products Corp.                           7,419,701      1,796,401
#*  AimCore Technology Co., Ltd.                   841,797        463,112
    Alcor Micro Corp.                              522,000        301,438
    Allis Electric Co., Ltd.                     1,250,000        301,073
#   Alpha Networks, Inc.                         5,002,313      2,375,192
#   Altek Corp.                                  3,822,365      2,983,653
#   Ambassador Hotel (The)                       1,179,000        942,549
#   AMPOC Far-East Co., Ltd.                     1,661,000      1,055,839
#   AmTRAN Technology Co., Ltd.                 12,577,956      5,809,806
    Apacer Technology, Inc.                        163,000         79,349
#   APCB, Inc.                                   2,454,000        879,641
    Apex International Co., Ltd.                    44,000         47,213
    Apex Science & Engineering                     211,536         59,308
#   Arcadyan Technology Corp.                    1,561,675      1,772,434
#   Ardentec Corp.                               5,057,155      3,299,727
*   Arima Communications Corp.                      86,000         17,447
#   Asia Cement Corp.                           25,007,589     19,670,974
#*  Asia Optical Co., Inc.                       4,253,290      3,977,058
    Asia Plastic Recycling Holding, Ltd.           584,731        303,405
#   Asia Polymer Corp.                           4,964,301      2,694,085
#   Asia Vital Components Co., Ltd.              4,217,984      3,568,073
    Asustek Computer, Inc.                         951,000      7,709,792
#   AU Optronics Corp.                          54,920,812     14,282,360
#   AU Optronics Corp. Sponsored ADR             9,323,617     23,681,987
#   Audix Corp.                                  1,453,332      1,404,946
#   Avermedia Technologies                       2,557,000        769,354
*   Avision, Inc.                                1,540,555        337,506
#   AVY Precision Technology, Inc.                 383,680        544,797
    Bank of Kaohsiung Co., Ltd.                  6,104,230      1,584,994
#   BES Engineering Corp.                       24,236,443      4,510,558
#*  Biostar Microtech International Corp.        2,636,055        556,799
    Bright Led Electronics Corp.                 1,832,000        509,113
#   C Sun Manufacturing, Ltd.                    2,566,837        922,504
#*  Cameo Communications, Inc.                   2,551,197        406,412

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                           SHARES      VALUE++
                                                         ----------- -----------
TAIWAN -- (Continued)
#   Capital Securities Corp.                              27,149,447 $ 7,106,751
#   Career Technology MFG. Co., Ltd.                       2,208,000   1,447,400
#*  Carnival Industrial Corp.                              5,119,000     772,334
    Cathay Chemical Works                                    959,000     450,235
    Cathay Financial Holding Co., Ltd.                       550,000     600,670
#   Cathay Real Estate Development Co., Ltd.              14,342,421   5,579,992
    Celxpert Energy Corp.                                    262,000     134,541
    Central Reinsurance Co., Ltd.                          2,253,016     986,266
#   ChainQui Construction Development Co., Ltd.            1,356,173     880,429
#*  Champion Building Materials Co., Ltd.                  6,205,828   1,245,641
#   Chang Hwa Commercial Bank, Ltd.                       84,634,847  42,413,146
#   Chang Wah Electromaterials, Inc.                          52,000     124,007
#   Channel Well Technology Co., Ltd.                      1,829,000   1,181,748
#   Charoen Pokphand Enterprise                            3,435,825   2,286,165
#   Chen Full International Co., Ltd.                        557,000     722,825
#   Cheng Loong Corp.                                     13,917,659   4,558,068
#   Cheng Uei Precision Industry Co., Ltd.                 6,407,635   8,210,509
#   Chia Chang Co., Ltd.                                   1,615,000   1,047,724
    Chia Hsin Cement Corp.                                 7,374,191   1,997,870
    Chien Kuo Construction Co., Ltd.                       4,979,247   1,271,173
#   Chilisin Electronics Corp.                               675,452   1,309,160
    Chimei Materials Technology Corp.                        353,000     203,121
#   Chin-Poon Industrial Co., Ltd.                         5,721,815   9,052,544
*   China Airlines, Ltd.                                  45,389,353  15,452,103
    China Bills Finance Corp.                                118,000      40,496
#   China Chemical & Pharmaceutical Co., Ltd.              4,172,264   2,404,364
#   China Development Financial Holding Corp.            160,885,734  38,468,207
*   China Electric Manufacturing Corp.                     3,962,200     863,933
#   China General Plastics Corp.                           5,267,030   2,218,158
#   China Glaze Co., Ltd.                                  2,312,363     693,849
    China Life Insurance Co., Ltd.                        20,428,153  14,508,926
#*  China Man-Made Fiber Corp.                            12,409,813   3,051,135
    China Metal Products                                   4,081,969   3,099,582
#   China Motor Corp.                                      6,436,749   4,088,351
#*  China Petrochemical Development Corp.                 29,524,397   7,078,468
#   China Steel Corp.                                     17,547,320   9,380,142
    China Steel Structure Co., Ltd.                        1,435,219     818,689
#   China Synthetic Rubber Corp.                           8,631,794   5,966,783
*   China United Trust & Investment Corp.                    493,999          --
    China Wire & Cable Co., Ltd.                           2,308,000     842,585
#   Chinese Maritime Transport, Ltd.                       1,551,000     946,543
#   Chipbond Technology Corp.                              1,438,000   2,039,193
#   ChipMOS TECHNOLOGIES, Inc.                               354,229     335,533
    Chong Hong Construction Co., Ltd.                         37,000      47,626
    Chun YU Works & Co., Ltd.                              3,273,000   1,362,735
    Chun Yuan Steel                                        6,454,287   1,714,497
*   Chung Hung Steel Corp.                                13,559,046   2,098,434
#   Chung Hwa Pulp Corp.                                   5,954,353   1,639,381
*   Chung Shing Textile Co., Ltd.                                600          --
    Chung-Hsin Electric & Machinery Manufacturing Corp.    5,843,250   2,983,636
*   Chunghwa Picture Tubes, Ltd.                          55,324,412   1,233,845
    Clevo Co.                                                230,000     218,460
*   CMC Magnetics Corp.                                   40,886,621   4,006,684

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                         SHARES     VALUE++
                                                       ---------- -----------
TAIWAN -- (Continued)
#*  CoAsia Microelectronics Corp.                         369,350 $   212,217
#   Collins Co., Ltd.                                   2,036,224     686,765
#   Compal Electronics, Inc.                           70,471,332  41,038,993
#   Compeq Manufacturing Co., Ltd.                     17,672,000  10,174,533
*   Compex International Co., Ltd.                         46,400          --
#*  Concord Securities Co., Ltd.                        1,603,000     335,098
#*  Continental Holdings Corp.                          7,782,540   2,243,136
    Coretronic Corp.                                    7,992,250   6,281,062
#   Coxon Precise Industrial Co., Ltd.                  2,049,000   2,778,701
#   Creative Sensor, Inc.                                 359,000     230,778
#   CSBC Corp. Taiwan                                   6,296,654   2,816,782
#   CTBC Financial Holding Co., Ltd.                   54,732,883  25,707,589
    CyberTAN Technology, Inc.                             186,000     119,288
#*  D-Link Corp.                                       11,525,552   3,599,935
    DA CIN Construction Co., Ltd.                       2,422,579   1,048,018
    Da-Li Development Co., Ltd.                            31,000      17,891
#   Darfon Electronics Corp.                            5,455,950   2,844,064
#   Darwin Precisions Corp.                             6,176,635   1,584,051
#*  Delpha Construction Co., Ltd.                       2,343,016   1,140,904
*   Der Pao Construction Co., Ltd.                      1,139,000          --
#   DFI, Inc.                                             404,280     531,152
#*  Dynamic Electronics Co., Ltd.                       4,463,324   1,231,850
    Dynapack International Technology Corp.                72,000     100,206
#*  E Ink Holdings, Inc.                                6,610,000   2,868,267
#*  E-Ton Solar Tech Co., Ltd.                          3,473,443   1,185,202
    E.Sun Financial Holding Co., Ltd.                  78,460,782  40,723,628
#   Edimax Technology Co., Ltd.                         3,295,902   1,254,910
#   Edison Opto Corp.                                   1,362,000     642,730
#   Edom Technology Co., Ltd.                             344,588     182,556
#   Elite Material Co., Ltd.                            2,652,905   4,613,411
    Elite Semiconductor Memory Technology, Inc.           286,000     239,138
#   Elitegroup Computer Systems Co., Ltd.               6,069,395   3,598,275
*   Emerging Display Technologies Corp.                    45,000      12,402
    ENG Electric Co., Ltd.                              1,256,100     659,196
#   EnTie Commercial Bank Co., Ltd.                     2,271,232     967,714
*   Episil Holdings, Inc.                               1,934,500     461,514
#   Epistar Corp.                                      15,741,869  13,395,176
    Eson Precision Ind. Co., Ltd.                          16,000      13,312
    Eternal Materials Co., Ltd.                         1,592,900   1,549,644
#   Etron Technology, Inc.                                643,000     247,809
*   Eva Airways Corp.                                   6,216,999   3,273,569
*   Ever Fortune Industrial Co., Ltd.                     409,000          --
#   Everest Textile Co., Ltd.                           3,398,002   1,507,791
    Evergreen International Storage & Transport Corp.   9,473,000   3,701,688
    Evergreen Marine Corp. Taiwan, Ltd.                24,253,607   8,501,161
    Everlight Chemical Industrial Corp.                    99,000      61,120
    Everlight Electronics Co., Ltd.                       348,000     582,295
    Excelsior Medical Co., Ltd.                         1,486,726   2,243,921
#   Far Eastern Department Stores, Ltd.                 7,458,445   3,748,197
#   Far Eastern International Bank                     28,538,465   7,964,936
#   Far Eastern New Century Corp.                       4,758,528   3,403,442
*   Farglory F T Z Investment Holding Co., Ltd.         1,258,000     549,898
#   Farglory Land Development Co., Ltd.                 1,704,264   1,670,484

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                     SHARES      VALUE++
                                                   ----------- -----------
TAIWAN -- (Continued)
#   Federal Corp.                                    7,655,628 $ 3,435,903
    Feng Hsin Steel Co., Ltd.                          209,000     234,546
    First Copper Technology Co., Ltd.                3,411,750     647,126
#   First Financial Holding Co., Ltd.              146,481,416  66,861,909
#   First Hotel                                      1,487,491     836,559
    First Insurance Co, Ltd. (The)                   3,983,064   1,305,434
#   First Steamship Co., Ltd.                        5,502,173   1,431,510
#   Formosa Advanced Technologies Co., Ltd.          2,137,000   1,236,578
#   Formosa Oilseed Processing Co., Ltd.               818,977     632,486
    Formosa Taffeta Co., Ltd.                        9,775,511   8,721,567
#   Formosan Rubber Group, Inc.                      8,078,000   4,131,804
#   Formosan Union Chemical                          2,864,034   1,262,320
    Fortune Electric Co., Ltd.                         409,000     188,916
#   Founding Construction & Development Co., Ltd.    3,365,922   1,705,123
#   Foxconn Technology Co., Ltd.                     3,792,359   7,346,516
#   Foxlink Image Technology Co., Ltd.               1,582,000     757,734
    Froch Enterprise Co., Ltd.                       2,669,734     731,711
    FSP Technology, Inc.                             2,036,292   1,292,329
#   Fubon Financial Holding Co., Ltd.               87,503,471  96,613,743
#   Fulgent Sun International Holding Co., Ltd.         41,000      64,727
    Fullerton Technology Co., Ltd.                   1,663,200   1,130,166
#   Fulltech Fiber Glass Corp.                       4,752,690   1,416,315
    Fwusow Industry Co., Ltd.                        2,826,980   1,133,413
    G Shank Enterprise Co., Ltd.                     2,168,902   1,434,911
#*  G Tech Optoelectronics Corp.                       309,000     106,130
#   Gallant Precision Machining Co., Ltd.              658,000     288,271
#   Gemtek Technology Corp.                          5,960,962   3,470,257
#*  Genesis Photonics, Inc.                          4,148,810   1,007,452
#*  Genius Electronic Optical Co., Ltd.                843,000   1,370,566
    Getac Technology Corp.                           6,946,065   4,216,985
#*  Giantplus Technology Co., Ltd.                   2,198,100   1,283,791
#   Giga Solution Tech Co., Ltd.                     1,093,000     621,902
#   Gigabyte Technology Co., Ltd.                    8,927,287   9,244,163
#*  Gigastorage Corp.                                3,030,600   2,952,101
#*  Gintech Energy Corp.                             7,324,453   7,111,317
#*  Global Brands Manufacture, Ltd.                  4,944,951     989,489
#   Global Lighting Technologies, Inc.                 951,000   1,862,107
    Global Mixed Mode Technology, Inc.                  34,000      59,374
    Globalwafers Co., Ltd.                             240,752     529,190
    Globe Union Industrial Corp.                     2,962,625   1,261,968
    Gloria Material Technology Corp.                 6,299,150   3,204,196
#*  Gold Circuit Electronics, Ltd.                   8,254,965   2,246,464
#   Goldsun Building Materials Co., Ltd.            23,446,261   5,410,050
    Good Will Instrument Co., Ltd.                     526,425     272,325
    Grand Ocean Retail Group, Ltd.                      36,000      25,420
#   Grand Pacific Petrochemical                     16,069,000   7,470,493
    Great China Metal Industry                         884,000     734,961
#   Great Wall Enterprise Co., Ltd.                  7,892,597   4,752,486
    Greatek Electronics, Inc.                           73,000      75,495
#*  Green Energy Technology, Inc.                    4,247,880   2,810,525
#*  GTM Holdings Corp.                               2,132,000     736,429
#   Hannstar Board Corp.                             5,193,635   1,547,298
#*  HannStar Display Corp.                          52,576,435   6,649,139

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                       SHARES      VALUE++
                                                     ----------- -----------
TAIWAN -- (Continued)
*   HannsTouch Solution, Inc.                            829,481 $   218,837
#   Harvatek Corp.                                     3,443,553   1,305,812
*   Helix Technology, Inc.                                29,585          --
    Hey Song Corp.                                     2,920,500   2,918,665
    Hiroca Holdings, Ltd.                                 68,000     255,817
    HiTi Digital, Inc.                                   127,000      46,489
#   Hitron Technology, Inc.                            3,693,525   2,367,092
#*  Ho Tung Chemical Corp.                            12,110,004   2,510,610
#   Hocheng Corp.                                      4,424,300   1,071,153
    Hold-Key Electric Wire & Cable Co., Ltd.             118,124      27,852
    Holy Stone Enterprise Co., Ltd.                    3,208,650   3,129,270
    Hon Hai Precision Industry Co., Ltd.               1,877,400   4,416,779
#   Hong TAI Electric Industrial                       3,503,000     854,203
#   Horizon Securities Co., Ltd.                       5,996,000   1,147,991
    Hsin Kuang Steel Co., Ltd.                         4,006,124   1,476,714
    Hsing TA Cement Co.                                1,864,782     545,579
#   HTC Corp.                                          2,658,000   6,357,617
*   HUA ENG Wire & Cable                               7,153,035   1,409,180
#   Hua Nan Financial Holdings Co., Ltd.              55,845,542  24,920,893
#   Huaku Development Co., Ltd.                          189,000     301,096
*   Hualon Corp.                                         257,040          --
    Huang Hsiang Construction Corp.                      129,000      78,465
    Hung Ching Development & Construction Co., Ltd.    1,987,468     905,387
#   Hung Poo Real Estate Development Corp.             3,605,655   2,215,402
    Hung Sheng Construction, Ltd.                      6,239,892   2,622,912
    Huxen Corp.                                          429,281     566,787
*   Hwacom Systems, Inc.                                 333,000     101,537
#   I-Chiun Precision Industry Co., Ltd.               3,154,000     885,460
#   Ichia Technologies, Inc.                           1,134,260     530,984
#   Ideal Bike Corp.                                      80,271      34,770
    Infortrend Technology, Inc.                        1,042,000     543,530
#   Innolux Corp.                                    142,560,544  40,745,123
*   Inotera Memories, Inc.                             8,785,000   7,571,887
#   Inpaq Technology Co., Ltd.                           315,000     192,937
    Inventec Corp.                                    29,974,277  22,483,661
#   ITE Technology, Inc.                               1,939,479   1,593,255
#   ITEQ Corp.                                           236,000     167,999
*   J Touch Corp.                                        445,100      51,636
    Jentech Precision Industrial Co., Ltd.                42,000      51,699
#   Jess-Link Products Co., Ltd.                       1,183,000     978,990
#   Jih Sun Financial Holdings Co., Ltd.               6,372,251   1,304,323
#   K Laser Technology, Inc.                           2,096,601     804,185
#   Kang Na Hsiung Enterprise Co., Ltd.                1,687,078     585,517
#   Kaulin Manufacturing Co., Ltd.                     2,503,656   1,191,707
    KEE TAI Properties Co., Ltd.                       1,609,000     681,559
#   Kenmec Mechanical Engineering Co., Ltd.            1,676,000     619,186
    Kindom Construction Corp.                          4,679,000   1,972,670
#   King Yuan Electronics Co., Ltd.                   19,990,805  13,323,400
#   King's Town Bank Co., Ltd.                        11,363,012   7,190,938
    King's Town Construction Co., Ltd.                   146,380      80,898
#*  Kinko Optical Co., Ltd.                            1,505,000     678,808
#*  Kinpo Electronics                                 18,779,375   5,596,668
    Kinsus Interconnect Technology Corp.                 150,000     315,300

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                 SHARES      VALUE++
                                               ----------- -----------
TAIWAN -- (Continued)
    KS Terminals, Inc.                             690,880 $   735,128
#*  Kung Sing Engineering Corp.                  3,301,000   1,078,300
    Kuo Toong International Co., Ltd.                8,962       7,838
    Kuoyang Construction Co., Ltd.               7,617,840   2,404,399
#   Kwong Fong Industries Corp.                  2,718,348   1,409,823
#   KYE Systems Corp.                            4,361,909   1,271,125
    L&K Engineering Co., Ltd.                    1,994,000   1,121,662
#   LAN FA Textile                               3,173,713   1,000,184
#*  LCY Chemical Corp.                             514,000     472,422
#   Leader Electronics, Inc.                     2,094,056     518,677
#   Lealea Enterprise Co., Ltd.                 12,111,941   3,241,204
#   Ledtech Electronics Corp.                      660,000     192,630
#   LEE CHI Enterprises Co., Ltd.                3,367,900   1,141,360
#   Lelon Electronics Corp.                        308,620     285,844
#   Leofoo Development Co., Ltd.                 4,850,774   1,498,363
*   LES Enphants Co., Ltd.                         877,000     407,763
#   Lextar Electronics Corp.                     5,315,000   2,540,928
#*  Li Peng Enterprise Co., Ltd.                 9,741,381   2,324,535
#   Lien Hwa Industrial Corp.                    8,501,949   4,793,416
#   Lingsen Precision Industries, Ltd.           6,618,480   1,634,515
    Lite-On Semiconductor Corp.                  3,472,729   2,419,218
    Lite-On Technology Corp.                    31,471,306  33,484,768
#   Long Chen Paper Co., Ltd.                    8,969,098   2,694,732
#   Longwell Co.                                 1,515,000   1,368,848
#   Lotes Co., Ltd.                                625,000   2,286,879
#   Lucky Cement Corp.                           3,294,000     945,770
#*  Macronix International                      63,983,913   7,570,795
#   Marketech International Corp.                1,891,000   1,249,441
#   Masterlink Securities Corp.                 17,136,376   4,551,513
    Mayer Steel Pipe Corp.                       2,501,456     948,675
#   Maywufa Co., Ltd.                              252,070     101,270
#   Mega Financial Holding Co., Ltd.           128,426,796  81,882,044
*   Megamedia Corp.                                    782          --
#   Meiloon Industrial Co.                       1,319,084     473,020
#   Mercuries & Associates Holding, Ltd.         1,702,937     986,005
#   Mercuries Life Insurance Co., Ltd.           3,040,472   1,589,111
#   Micro-Star International Co., Ltd.          11,629,985  14,757,349
#*  Microelectronics Technology, Inc.              689,826     256,474
#   Mirle Automation Corp.                         517,827     515,681
#   Mitac Holdings Corp.                         8,333,725   5,651,349
*   Mosel Vitelic, Inc.                          3,526,506     276,448
#*  Motech Industries, Inc.                      2,452,000   2,993,082
#   MPI Corp.                                       91,000     160,733
    Nan Ren Lake Leisure Amusement Co., Ltd.     1,652,000     402,729
#   Nan Ya Printed Circuit Board Corp.           3,175,000   3,142,137
#   Nantex Industry Co., Ltd.                    2,200,033   1,597,054
#   Neo Solar Power Corp.                        2,998,774   1,970,240
    New Asia Construction & Development Corp.    1,810,304     337,786
#   New Era Electronics Co., Ltd.                  203,000     138,050
#*  Newmax Technology Co., Ltd.                    173,000      75,923
#   Nien Hsing Textile Co., Ltd.                 4,453,721   2,884,504
#   Nishoku Technology, Inc.                       268,000     331,029
*   O-TA Precision Industry Co., Ltd.               24,000      13,599

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                             SHARES      VALUE++
                                           ----------- -----------
TAIWAN -- (Continued)
*   Ocean Plastics Co., Ltd.                   161,000 $   118,469
*   Optimax Technology Corp.                 1,085,597     169,212
#   OptoTech Corp.                           9,126,000   2,744,906
#   Pacific Construction Co.                 2,487,452   1,107,151
#   Pan Jit International, Inc.              5,940,837   2,397,147
#   Pan-International Industrial Corp.       4,798,444   1,747,215
#   Paragon Technologies Co., Ltd.           1,005,191     811,550
#   Pegatron Corp.                          26,088,998  59,617,841
#   Phihong Technology Co., Ltd.             3,780,320   1,308,273
#   Pixart Imaging, Inc.                        48,000     108,577
    Plotech Co., Ltd.                          209,000      52,041
#   Portwell, Inc.                             869,000   1,103,876
*   Potrans Electrical Corp.                 1,139,000          --
    Pou Chen Corp.                          23,827,550  29,825,520
    Powertech Industrial Co., Ltd.             162,000      60,948
#   Powertech Technology, Inc.               9,606,000  20,174,332
#   President Securities Corp.              12,614,992   4,779,175
*   Prime Electronics Satellitics, Inc.        406,000      90,219
    Prince Housing & Development Corp.       4,627,018   1,285,072
*   Prodisc Technology, Inc.                 6,185,157          --
    Promise Technology, Inc.                   107,000      68,275
#   Qisda Corp.                             27,432,171   8,313,057
#   Qualipoly Chemical Corp.(6422318)          138,000     132,840
    Qualipoly Chemical Corp.()                   8,757         499
#   Quanta Storage, Inc.                     2,348,000   1,605,980
*   Quintain Steel Co., Ltd.                 4,929,684   1,006,123
#   Radium Life Tech Co., Ltd.               9,469,124   2,915,949
#   Ralec Electronic Corp.                     547,087     802,045
    Realtek Semiconductor Corp.                 46,000     114,451
    Rechi Precision Co., Ltd.                   78,000      56,828
#   Rich Development Co., Ltd.               6,916,054   1,818,171
#*  Ritek Corp.                             41,008,622   3,301,157
#   Rotam Global Agrosciences, Ltd.            195,693     171,386
    Ruentex Development Co., Ltd.              671,446     776,846
    Ruentex Industries, Ltd.                   602,000     988,930
*   Sainfoin Technology Corp.                  835,498          --
#   Sampo Corp.                              9,599,925   3,342,744
*   Sanyang Motor Co., Ltd.                  1,751,624   1,116,331
    SDI Corp.                                  454,000     349,647
#   Sesoda Corp.                             1,234,806   1,156,981
    Shan-Loong Transportation Co., Ltd.         66,000      45,285
#   Sheng Yu Steel Co., Ltd.                 1,935,000     983,174
#   ShenMao Technology, Inc.                 1,198,000     899,596
#   Shih Her Technologies, Inc.                411,000     420,423
    Shih Wei Navigation Co., Ltd.            2,952,288   1,010,967
#   Shihlin Electric & Engineering Corp.     4,487,000   5,337,218
#   Shin Kong Financial Holding Co., Ltd.  135,466,430  26,007,198
    Shin Zu Shing Co., Ltd.                    574,000   2,144,706
*   Shining Building Business Co., Ltd.         86,900      24,630
#   Shinkong Insurance Co., Ltd.             3,563,412   2,388,985
#   Shinkong Synthetic Fibers Corp.         25,166,754   6,537,634
#*  Shuttle, Inc.                            4,516,015   1,067,206
#   Sigurd Microelectronics Corp.            6,537,047   4,140,026

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                       SHARES      VALUE++
                                                     ----------- -----------
TAIWAN -- (Continued)
#*  Silicon Integrated Systems Corp.                   5,454,165 $ 1,119,314
#   Silitech Technology Corp.                            797,803     425,854
    Sincere Navigation Corp.                           4,878,740   2,861,990
    Sinher Technology, Inc.                               16,000      19,343
    Sinkang Industries Co., Ltd.                          33,557       8,103
#   Sino-American Silicon Products, Inc.               7,384,000   9,454,915
#   Sinon Corp.                                        6,159,877   2,353,003
#   SinoPac Financial Holdings Co., Ltd.             133,748,810  35,963,519
    Sirtec International Co., Ltd.                        55,000      57,624
#   Siward Crystal Technology Co., Ltd.                2,376,875   1,365,191
    Soft-World International Corp.                        39,000      81,775
    Solar Applied Materials Technology Co.             1,885,000   1,028,764
#   Solartech Energy Corp.                             3,674,165   2,066,229
    Solomon Technology Corp.                             804,590     387,773
*   Solytech Enterprise Corp.                          2,697,000     360,391
    Southeast Cement Co., Ltd.                         3,320,700   1,380,107
#   Spirox Corp.                                         631,661     344,440
#   Stark Technology, Inc.                             2,226,200   1,635,737
#   Sunonwealth Electric Machine Industry Co., Ltd.    1,202,421     723,801
#   Sunplus Technology Co., Ltd.                       8,214,620   2,739,840
    Sunrex Technology Corp.                            1,900,326     838,141
#   Supreme Electronics Co., Ltd.                      4,186,260   1,692,722
#   Sweeten Construction Co., Ltd.                     1,335,143     619,875
    Syncmold Enterprise Corp.                             68,000      94,374
#   Synnex Technology International Corp.                425,000     399,771
    Sysage Technology Co., Ltd.                           96,950      73,472
#   Systex Corp.                                         711,801   1,099,339
    T-Mac Techvest PCB Co., Ltd.                       1,603,000     498,924
#   TA Chen Stainless Pipe                             8,932,730   3,866,892
#*  Ta Chong Bank, Ltd.                               33,208,779  12,851,252
    Ta Chong Securities Co., Ltd.                        212,000      56,999
*   Ta Ya Electric Wire & Cable                        6,888,329     896,717
#   TA-I Technology Co., Ltd.                          2,072,084     919,723
    Tah Hsin Industrial Corp.                          1,477,900   1,002,787
    TAI Roun Products Co., Ltd.                           63,000      19,873
#   Taichung Commercial Bank Co., Ltd.                32,922,246   9,095,669
    Taiflex Scientific Co., Ltd.                         132,000     144,128
#   Tainan Enterprises Co., Ltd.                       1,803,183   2,053,366
#   Tainan Spinning Co., Ltd.                         18,027,485   7,365,791
#   Taishin Financial Holding Co., Ltd.              130,875,491  42,528,840
#*  Taisun Enterprise Co., Ltd.                        1,776,410     631,152
#*  Taita Chemical Co., Ltd.                           2,217,864     495,730
#*  Taiwan Business Bank                              58,064,129  14,031,620
    Taiwan Cement Corp.                               45,982,440  36,990,071
    Taiwan Chinsan Electronic Industrial Co., Ltd.        31,000      37,995
#   Taiwan Cogeneration Corp.                          2,803,333   1,947,752
    Taiwan Cooperative Financial Holding Co., Ltd.   104,559,724  43,469,813
    Taiwan Fertilizer Co., Ltd.                        3,928,000   4,975,201
    Taiwan Fire & Marine Insurance Co., Ltd.           1,235,000     777,140
*   Taiwan Flourescent Lamp Co., Ltd.                    756,000          --
#   Taiwan FU Hsing Industrial Co., Ltd.               1,521,000   2,057,457
*   Taiwan Glass Industry Corp.                        9,406,710   3,381,109
#   Taiwan Hon Chuan Enterprise Co., Ltd.                245,932     332,748

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                      SHARES      VALUE++
                                                    ----------- -----------
TAIWAN -- (Continued)
#   Taiwan Hopax Chemicals Manufacturing Co., Ltd.    1,540,000 $   882,518
*   Taiwan Kolin Co., Ltd.                            5,797,000          --
#   Taiwan Land Development Corp.                    11,957,258   3,714,339
    Taiwan Line Tek Electronic                           76,640      38,205
    Taiwan Mask Corp.                                 3,154,250     901,527
    Taiwan Navigation Co., Ltd.                       1,428,000     536,505
#   Taiwan PCB Techvest Co., Ltd.                     3,699,946   3,490,602
#*  Taiwan Prosperity Chemical Corp.                    903,000     417,032
#*  Taiwan Pulp & Paper Corp.                         6,989,660   2,230,395
#   Taiwan Sakura Corp.                               2,933,472   1,602,602
    Taiwan Semiconductor Co., Ltd.                    2,292,000   2,253,775
*   Taiwan Styrene Monomer                            4,517,647   2,309,820
#   Taiwan Surface Mounting Technology Corp.          2,895,991   2,421,329
#   Taiwan TEA Corp.                                 10,132,092   4,158,690
#   Taiwan Union Technology Corp.                     3,416,000   2,506,164
#   Taiyen Biotech Co., Ltd.                          2,275,217   2,232,292
#*  Tatung Co., Ltd.                                 34,664,342   5,420,663
    Te Chang Construction Co., Ltd.                      90,300      64,962
    Teco Electric and Machinery Co., Ltd.            29,820,725  23,410,048
*   Tekcore Co., Ltd.                                   114,000      11,950
    Test Rite International Co., Ltd.                   673,266     402,430
#   Tex-Ray Industrial Co., Ltd.                        444,000     211,877
#   Thinking Electronic Industrial Co., Ltd.          1,190,000   1,816,840
    Ton Yi Industrial Corp.                           2,357,600   1,042,782
    Tong Hsing Electronic Industries, Ltd.              124,000     262,487
    Tong Yang Industry Co., Ltd.                      5,544,228   7,702,171
#   Tong-Tai Machine & Tool Co., Ltd.                 3,501,447   2,488,567
    Topco Scientific Co., Ltd.                          741,176   1,188,857
#   Topoint Technology Co., Ltd.                      2,309,288   1,503,482
#   TPK Holding Co., Ltd.                             2,445,000   5,055,646
    Transasia Airways Corp.                             949,380     209,532
    Tripod Technology Corp.                           1,953,000   3,224,501
    Tsann Kuen Enterprise Co., Ltd.                      58,000      35,496
#   TSRC Corp.                                          232,000     165,714
    Tung Ho Steel Enterprise Corp.                   12,857,274   6,514,987
    Tung Ho Textile Co., Ltd.                         2,075,000     393,954
#   TURVO International Co., Ltd.                        25,000      54,903
#   TXC Corp.                                           337,000     355,581
#   TYC Brother Industrial Co., Ltd.                  2,371,723   1,696,206
*   Tycoons Group Enterprise                          7,958,938     890,823
#   Tyntek Corp.                                      2,209,097     963,399
    U-Ming Marine Transport Corp.                       124,000      92,095
*   U-Tech Media Corp.                                1,802,799     423,230
#   Unimicron Technology Corp.                       23,077,363   9,264,917
#   Union Bank Of Taiwan                             13,025,837   3,609,410
    Unitech Computer Co., Ltd.                        1,682,739     787,194
#   Unitech Printed Circuit Board Corp.               9,214,281   3,217,250
    United Integrated Services Co., Ltd.              1,517,000   1,963,804
#   United Microelectronics Corp.                   216,382,681  84,317,712
    Unity Opto Technology Co., Ltd.                     182,000     101,889
#   Universal Cement Corp.                            6,220,974   3,819,292
#   Unizyx Holding Corp.                              5,677,000   2,265,737
#   UPC Technology Corp.                             12,148,746   3,196,706

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                        SHARES       VALUE++
                                                      ----------- --------------
TAIWAN -- (Continued)
#   USI Corp.                                           6,948,691 $    2,698,326
#   Ve Wong Corp.                                       1,616,806      1,097,691
    Viking Tech Corp.                                      86,000         61,937
#*  Wafer Works Corp.                                   5,311,418      1,869,779
#   Wah Hong Industrial Corp.                             395,516        218,990
#   Wah Lee Industrial Corp.                            2,011,000      2,618,991
#*  Walsin Lihwa Corp.                                 49,828,412     10,708,243
#   Walsin Technology Corp.                             7,840,289      4,443,161
#   Walton Advanced Engineering, Inc.                   5,147,853      1,252,283
    Wan Hai Lines, Ltd.                                 4,641,000      2,474,104
#   Waterland Financial Holdings Co., Ltd.             31,878,946      6,939,320
*   Ways Technical Corp., Ltd.                             70,000         25,409
*   Wei Mon Industry Co., Ltd.                          3,885,691        104,901
#   Weikeng Industrial Co., Ltd.                        1,910,550      1,075,684
#   Well Shin Technology Co., Ltd.                        979,080      1,432,360
#*  Wha Yu Industrial Co., Ltd.                           302,000        147,298
#   Win Semiconductors Corp.                            4,883,923      7,783,301
#*  Winbond Electronics Corp.                          51,808,885     13,814,809
    Winstek Semiconductor Co., Ltd.                        31,000         16,436
    Wintek Corp.                                       20,783,484        213,898
#   Wisdom Marine Lines Co., Ltd.                       1,691,326      1,812,065
#   Wistron Corp.                                      39,520,494     22,457,220
#   WPG Holdings, Ltd.                                  1,309,092      1,274,567
#   WT Microelectronics Co., Ltd.                       6,095,954      6,342,079
#   WUS Printed Circuit Co., Ltd.                       4,707,928      3,714,007
#   Yageo Corp.                                         8,025,574     12,668,379
*   Yang Ming Marine Transport Corp.                   18,740,676      4,469,215
#   YC Co., Ltd.                                        5,461,978      1,943,932
#   YC INOX Co., Ltd.                                   4,756,667      2,724,855
#   Yea Shin International Development Co., Ltd.          286,830        122,867
#   YFY, Inc.                                          19,333,847      5,878,562
#   Yi Jinn Industrial Co., Ltd.                        2,872,936      1,001,016
#   Yieh Phui Enterprise Co., Ltd.                     17,825,384      3,901,892
#*  Young Fast Optoelectronics Co., Ltd.                1,989,000        626,075
    Young Optics, Inc.                                     65,000         66,474
#   Youngtek Electronics Corp.                            801,047      1,125,306
#   Yuanta Financial Holding Co., Ltd.                127,730,603     39,663,510
#   Yulon Motor Co., Ltd.                              13,033,572     11,597,495
    Yung Chi Paint & Varnish Manufacturing Co., Ltd.      230,687        497,832
#   Zenitron Corp.                                      3,159,000      1,501,890
#   Zig Sheng Industrial Co., Ltd.                      6,797,352      1,858,248
    ZongTai Real Estate Development Co., Ltd.             195,844         69,647
                                                                  --------------
TOTAL TAIWAN                                                       2,082,199,144
                                                                  --------------
THAILAND -- (3.3%)
    AAPICO Hitech PCL(B013L48)                            681,760        198,427
    AAPICO Hitech PCL(B013KZ2)                             63,300         18,424
*   AJ Plast PCL                                        1,764,000        286,328
    Amata Corp. PCL                                     1,924,290        662,388
    AP Thailand PCL                                    29,834,730      4,633,954
    Asia Aviation PCL                                   1,913,300        305,207
    Asia Plus Group Holdings PCL                        8,164,300        785,985
    Bangchak Petroleum PCL (The)                        9,410,900      7,703,598

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                              SHARES      VALUE++
                                                            ----------- ------------
THAILAND -- (Continued)
    Bangkok Bank PCL(6077019)                                   616,800 $  2,649,655
    Bangkok Bank PCL(6368360)                                 4,140,300   17,670,069
*   Bangkok Expressway & Metro PCL                           44,775,138    6,703,897
    Bangkok Insurance PCL                                       212,828    2,126,344
    Bangkok Land PCL                                        112,910,900    4,518,648
    Banpu PCL                                                17,340,100    8,152,625
    Cal-Comp Electronics Thailand PCL                        32,780,414    3,174,148
    Charoen Pokphand Foods PCL                               39,695,800   21,662,859
    Charoong Thai Wire & Cable PCL                            1,255,800      293,456
    Delta Electronics Thailand PCL                            1,537,600    3,410,195
    Eastern Water Resources Development and Management PCL    4,778,300    1,577,946
*   Esso Thailand PCL                                        20,984,400    2,854,102
*   G J Steel PCL                                            41,454,425      150,817
*   G Steel PCL                                               1,616,440        9,047
    GFPT PCL                                                    930,500      317,697
    Hana Microelectronics PCL                                 5,092,400    4,346,693
    ICC International PCL                                     2,670,100    2,858,219
    Indorama Ventures PCL                                    10,303,000    6,055,076
    IRPC PCL                                                125,897,100   15,009,351
    Kang Yong Electric PCL                                        8,200       65,862
    Kasikornbank PCL                                            320,400    1,519,843
    KGI Securities Thailand PCL                              20,321,900    1,979,157
    Khon Kaen Sugar Industry PCL                              2,096,820      218,293
    Kiatnakin Bank PCL                                        5,892,900    6,555,454
    Krung Thai Bank PCL                                      62,775,100   30,568,439
    Laguna Resorts & Hotels PCL                               1,022,500      672,462
    Lanna Resources PCL                                         846,100      213,109
    LH Financial Group PCL                                    2,576,946      112,504
    MBK PCL                                                     234,100       91,065
    MCOT PCL                                                    990,400      242,524
    MK Real Estate Development PCL                            2,855,400      343,615
    Nation Multimedia Group PCL                               2,644,800      101,403
    Polyplex Thailand PCL                                     2,853,000      514,989
*   Precious Shipping PCL                                    12,413,650    1,709,233
    Property Perfect PCL                                     35,877,300      793,201
    PTT Exploration & Production PCL                         16,345,300   26,073,801
    PTT Global Chemical PCL                                  33,388,741   50,224,441
    PTT PCL                                                  21,373,700  141,165,415
    Quality Houses PCL                                       11,842,597      722,504
    Regional Container Lines PCL                              5,818,900      863,085
    Rojana Industrial Park PCL                                1,765,473      251,981
    Saha Pathana Inter-Holding PCL                            2,801,300    1,881,514
    Saha Pathanapibul PCL                                     1,594,833    1,729,512
    Saha-Union PCL                                            2,875,400    2,997,513
*   Sahaviriya Steel Industries PCL                          90,527,440      101,339
    Sansiri PCL                                             117,100,966    4,948,505
    SC Asset Corp PCL                                        35,681,053    2,895,825
    Siam Future Development PCL                               6,609,046    1,137,498
    Siamgas & Petrochemicals PCL                              7,047,500    2,051,186
    Somboon Advance Technology PCL                            3,578,000    1,532,034
    Sri Ayudhya Capital PCL                                      85,100       83,355
    Sri Trang Agro-Industry PCL                               8,919,300    2,595,976
    Srithai Superware PCL                                    21,372,400    1,279,981

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                  SHARES     VALUE++
                                                                                ---------- ------------
THAILAND -- (Continued)
*   Tata Steel Thailand PCL                                                     48,610,300 $    693,801
*   Thai Airways International PCL                                              17,820,211    4,114,370
    Thai Carbon Black PCL                                                          441,000      250,537
    Thai Oil PCL                                                                10,853,900   19,516,213
    Thai Rayon PCL                                                                  58,700       59,550
    Thai Stanley Electric PCL(B01GKK6)                                             174,600      855,104
    Thai Stanley Electric PCL(B01GKM8)                                              43,100      211,082
    Thai Wacoal PCL                                                                 85,000      126,076
    Thanachart Capital PCL                                                      11,116,200   11,743,834
    Thitikorn PCL                                                                  915,600      253,675
    Thoresen Thai Agencies PCL                                                  14,685,178    3,164,510
    Ticon Industrial Connection PCL                                                653,000      211,986
    Tisco Financial Group PCL                                                    2,207,800    2,610,496
    TMB Bank PCL                                                                 7,794,200      562,766
    Total Access Communication PCL                                               2,715,780    2,546,103
    TPI Polene PCL                                                              96,108,940    6,024,880
    Vanachai Group PCL                                                           7,303,220    2,984,034
    Vinythai PCL                                                                 6,688,917    1,815,784
                                                                                           ------------
TOTAL THAILAND                                                                              464,116,574
                                                                                           ------------
TURKEY -- (1.8%)
    Adana Cimento Sanayii TAS Class A                                            1,057,738    2,105,853
    Akbank TAS                                                                  14,680,721   35,876,168
#*  Akenerji Elektrik Uretim A.S.                                                3,752,683    1,145,324
#   Akfen Holding A.S.                                                             801,255    3,530,065
    Aksa Akrilik Kimya Sanayii A.S.                                              1,434,952    5,005,833
#   Aksigorta A.S.                                                                 707,062      383,866
#   Alarko Holding A.S.                                                          1,215,219    1,497,175
#   Albaraka Turk Katilim Bankasi A.S.                                           3,428,318    1,671,345
    Anadolu Anonim Tuerk Sigorta Sirketi                                         4,290,553    2,353,792
#*  Anadolu Cam Sanayii A.S.                                                     3,867,046    2,232,364
#   Anadolu Efes Biracilik Ve Malt Sanayii A.S.                                    196,696    1,219,641
    Aygaz A.S.                                                                     984,460    3,365,641
    Baticim Bati Anadolu Cimento Sanayii A.S.                                      470,159    1,031,937
#   Bolu Cimento Sanayii A.S.                                                      637,290    1,101,810
#   Borusan Mannesmann Boru Sanayi ve Ticaret A.S.                                 914,482    1,940,261
*   Boyner Perakende Ve Tekstil Yatirimlari A.S.                                    39,568    1,122,833
#*  Deva Holding A.S.                                                              112,698      150,756
#*  Dogan Sirketler Grubu Holding A.S.                                          16,723,595    3,066,513
#   Eczacibasi Yatirim Holding Ortakligi A.S.                                      203,289      842,438
    EGE Seramik Sanayi ve Ticaret A.S.                                             572,897      814,763
#   EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S.   1,437,315    1,473,752
    Enka Insaat ve Sanayi A.S.                                                     551,192      820,687
    Eregli Demir ve Celik Fabrikalari TAS                                       21,825,071   22,910,365
    Gentas Genel Metal Sanayi ve Ticaret A.S.                                        5,977        2,289
#*  Global Yatirim Holding A.S.                                                  2,618,801    1,450,458
#   Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.                             5,000      129,136
#   GSD Holding A.S.                                                             4,585,286    1,542,387
*   Hurriyet Gazetecilik ve Matbaacilik A.S.                                       940,069      178,778
#*  Ihlas Holding A.S.                                                          12,700,332      985,672
*   Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim A.S.                        1,550,008      584,144
    Is Finansal Kiralama A.S.                                                    3,152,879      875,488

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                   SHARES       VALUE++
                                                                 ---------- ---------------
TURKEY -- (Continued)
    Is Yatirim Menkul Degerler A.S. Class A                         515,160 $       181,555
#*  Izmir Demir Celik Sanayi A.S.                                   217,091         147,362
#   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class A   1,610,373         754,384
#*  Karsan Otomotiv Sanayii Ve Ticaret A.S.                         915,306         444,705
    KOC Holding A.S.                                              2,594,078      10,411,854
#   Koza Altin Isletmeleri A.S.                                     304,211       1,295,903
*   Koza Anadolu Metal Madencilik Isletmeleri A.S.                1,500,350         564,173
#*  Metro Ticari ve Mali Yatirimlar Holding A.S.                  4,319,069         923,085
#   Park Elektrik Uretim Madencilik Sanayi ve Ticaret A.S.          702,352         579,729
#*  Pegasus Hava Tasimaciligi A.S.                                  320,211       1,808,840
    Pinar Entegre Et ve Un Sanayi A.S.                              325,154       1,223,243
    Pinar SUT Mamulleri Sanayii A.S.                                 77,164         384,056
*   Raks Elektronik Sanayi ve Ticaret A.S.                            5,859              --
*   Sabah Yayincilik                                                 31,938              --
    Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.           1,681,250       2,032,600
#*  Sekerbank TAS                                                 8,189,624       4,254,390
    Selcuk Ecza Deposu Ticaret ve Sanayi A.S.                     2,746,977       2,159,721
    Soda Sanayii A.S.                                             1,077,448       1,688,819
#   Tekfen Holding A.S.                                           1,576,017       2,059,818
#   Trakya Cam Sanayii A.S.                                       5,945,338       3,391,508
#*  Turk Hava Yollari AO                                          8,451,011      20,985,768
    Turkiye Halk Bankasi A.S.                                     4,752,802      16,450,889
#   Turkiye Is Bankasi Class C                                   19,147,931      30,069,332
#   Turkiye Sinai Kalkinma Bankasi A.S.                           8,545,444       4,259,631
#   Turkiye Sise ve Cam Fabrikalari A.S.                         13,437,030      13,633,494
#   Turkiye Vakiflar Bankasi Tao Class D                          8,491,714      10,884,245
#*  Vestel Elektronik Sanayi ve Ticaret A.S.                      1,496,410       2,627,600
#   Yapi ve Kredi Bankasi A.S.                                    8,878,932      11,192,952
#*  Zorlu Enerji Elektrik Uretim A.S.                             1,569,214         820,139
                                                                            ---------------
TOTAL TURKEY                                                                    246,641,329
                                                                            ---------------
TOTAL COMMON STOCKS                                                          12,746,651,667
                                                                            ---------------
PREFERRED STOCKS -- (1.7%)
BRAZIL -- (1.6%)
    Alpargatas SA                                                       900           1,642
    Banco ABC Brasil SA                                           1,186,076       2,392,136
    Banco Bradesco SA                                             2,828,183      12,921,252
    Banco Daycoval SA                                               645,148       1,412,177
    Banco do Estado do Rio Grande do Sul SA Class B               1,112,968       1,241,872
    Banco Pan SA                                                  1,817,592         795,885
    Banco Pine SA                                                   436,030         395,209
    Banco Sofisa SA                                                 545,100         355,864
    Braskem SA Class A                                              597,301       3,596,744
    Cia Brasileira de Distribuicao                                  653,011       6,256,213
    Cia Ferro Ligas da Bahia--Ferbasa                               960,234       1,482,003
    Eucatex SA Industria e Comercio                                 353,288         209,915
    Marcopolo SA                                                  3,823,540       1,945,495
    Parana Banco SA                                                  23,000          40,484
*   Petroleo Brasileiro SA                                       28,752,573      35,067,177
*   Petroleo Brasileiro SA Sponsored ADR                         22,843,924      55,510,735
    Randon SA Implementos e Participacoes                         2,770,200       1,525,482
    Suzano Papel e Celulose SA Class A                            6,772,104      27,012,189

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                            SHARES     VALUE++
                                                          ---------- ------------
BRAZIL -- (Continued)
   Unipar Carbocloro SA Class B                              925,874 $    956,746
   Usinas Siderurgicas de Minas Gerais SA Class A          5,152,591    1,101,157
   Vale SA                                                23,147,649   42,139,335
   Vale SA Sponsored ADR                                  12,556,282   23,229,122
                                                                     ------------
TOTAL BRAZIL                                                          219,588,834
                                                                     ------------
CHILE -- (0.0%)
   Coca-Cola Embonor SA Class B                               33,558       47,559
                                                                     ------------
COLOMBIA -- (0.1%)
   Avianca Holdings SA                                       578,241      272,165
   Grupo Argos SA                                             98,617      489,104
   Grupo de Inversiones Suramericana SA                      947,918    9,962,886
                                                                     ------------
TOTAL COLOMBIA                                                         10,724,155
                                                                     ------------
TOTAL PREFERRED STOCKS                                                230,360,548
                                                                     ------------
RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
*   Banco ABC Brasil SA Rights 02/04/16                       67,606       19,370
*   Banco Bradesco SA Rights 02/05/16                         87,711       19,736
*   Banco Bradesco SA Rights 02/05/16                          5,583          558
                                                                     ------------
TOTAL BRAZIL                                                               39,664
                                                                     ------------
CHINA -- (0.0%)
*   China Hongqiao Group, Ltd. Rights 02/05/16               772,239        1,786
*   Coolpad Group, Ltd. Rights 03/02/16                      180,600        1,857
                                                                     ------------
TOTAL CHINA                                                                 3,643
                                                                     ------------
MALAYSIA -- (0.0%)
*   CB Industrial Product Holdings Bhd Warrants 11/06/19     128,535       10,672
*   Eastern & Oriental Bhd Warrants 07/21/19                 268,645       11,638
*   LBS Bina Group Bhd Warrants 10/04/20                     513,125       32,109
*   O.S.K. Holdings Bhd Warrants 07/22/20                  1,793,868      118,728
*   Taliworks Corp Bhd Warrants 11/11/18                      54,300        4,182
*   VS Industry Bhd Warrants 01/06/19                      1,686,616      168,459
                                                                     ------------
TOTAL MALAYSIA                                                            345,788
                                                                     ------------

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                         SHARES       VALUE++
                                                       ---------- ---------------
POLAND -- (0.0%)
*   Hawe SA Rights 09/30/15                               952,876 $            --
                                                                  ---------------
TAIWAN -- (0.0%)
*   Wafer Works Corp. Rights                              332,681           2,994
                                                                  ---------------
TOTAL RIGHTS/WARRANTS                                                     392,089
                                                                  ---------------
TOTAL INVESTMENT SECURITIES                                        12,977,404,304
                                                                  ---------------

                                                                      VALUE+
                                                                  ---------------
SECURITIES LENDING COLLATERAL -- (6.7%)
(S)@ DFA Short Term Investment Fund                    81,028,211     937,496,399
                                                                  ---------------
TOTAL INVESTMENTS -- (100.0%) (Cost $18,504,735,204)^^            $13,914,900,703
                                                                  ===============

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


Summary of the Fund's investments as of January 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ------------------------------------------------------
                                  LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                               -------------- --------------- ------- ---------------
Common Stocks
   Brazil                      $  183,729,601 $   363,773,340   --    $   547,502,941
   Chile                           71,519,476     146,007,157   --        217,526,633
   China                          177,006,196   1,680,142,562   --      1,857,148,758
   Colombia                        24,647,319              --   --         24,647,319
   Czech Republic                          --      37,544,312   --         37,544,312
   Greece                                  --       7,437,983   --          7,437,983
   Hungary                                 --      83,434,213   --         83,434,213
   India                          127,640,624   1,470,709,688   --      1,598,350,312
   Indonesia                        4,442,114     383,125,375   --        387,567,489
   Israel                                  --               3   --                  3
   Malaysia                           108,280     582,533,719   --        582,641,999
   Mexico                         854,850,782           5,461   --        854,856,243
   Philippines                             --     177,415,887   --        177,415,887
   Poland                                  --     261,087,916   --        261,087,916
   Russia                           1,861,826     290,328,603   --        292,190,429
   South Africa                   290,837,912     751,323,283   --      1,042,161,195
   South Korea                    219,743,064   1,762,437,924   --      1,982,180,988
   Taiwan                          23,682,486   2,058,516,658   --      2,082,199,144
   Thailand                       464,116,574              --   --        464,116,574
   Turkey                                  --     246,641,329   --        246,641,329
Preferred Stocks
   Brazil                          78,739,857     140,848,977   --        219,588,834
   Chile                                   --          47,559   --             47,559
   Colombia                        10,724,155              --   --         10,724,155
Rights/Warrants
   Brazil                                  --          39,664   --             39,664
   China                                   --           3,643   --              3,643
   Malaysia                                --         345,788   --            345,788
   Poland                                  --              --   --                 --
   Taiwan                                  --           2,994   --              2,994
Securities Lending Collateral              --     937,496,399   --        937,496,399
Futures Contracts**                 5,912,479              --   --          5,912,479
                               -------------- ---------------   --    ---------------
TOTAL                          $2,539,562,745 $11,381,250,437   --    $13,920,813,182
                               ============== ===============   ==    ===============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

ORGANIZATION

Dimensional Emerging Markets Value Fund (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940. The Fund's advisor is Dimensional Fund Advisors LP (the "Advisor").

SECURITY VALUATION

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

.. Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

.. Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

.. Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Securities held by the Fund, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Fund values the securities within the range of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

The Fund will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Fund prices its shares at the close of the NYSE, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Fund's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Fund uses fair value pricing, the values assigned to the foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Fund are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Fund's investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For the period ended January 31, 2016, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Fund.

FINANCIAL INSTRUMENTS

In accordance with the Fund's investment objective and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Fund may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS

Summarized below are the specific types of derivative instruments used by the Fund.

2. FUTURES CONTRACTS: The Fund may enter into futures contracts and options on futures contracts to adjust market exposure based on actual or expected cash inflows to or outflows from the Fund. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Fund could lose more than the initial margin requirements. Entering into stock index futures subjects the Fund to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

At January 31, 2016, the Fund had the following outstanding futures contracts (dollar amounts in thousands):

                                                                                                     APPROXIMATE
                                                          EXPIRATION NUMBER OF  CONTRACT UNREALIZED     CASH
                                     DESCRIPTION             DATE    CONTRACTS*  VALUE   GAIN (LOSS) COLLATERAL
Dimensional Emerging Markets  Mini MSCI Emerging Markets
  Value Fund                  Index(R)                     03/18/16    2,849    $106,524   $5,912      $5,128

FEDERAL TAX COST

At January 31, 2016, the total cost of securities for federal income tax purposes was $18,675,601,994, for the Fund.

SUBSEQUENT EVENT EVALUATIONS

Management has evaluated the impact of all subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the Schedule of Investments.

ITEM 2.  CONTROLS AND PROCEDURES.

    (a)Based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the "Report"), the Registrant's Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

    (b)There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

    (a)Separate certifications for the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dimensional Emerging Markets Value Fund

By:  /s/ David G. Booth
     -----------------------
     David G. Booth
     Chairman, Trustee, President and
     Co-Chief Executive Officer

Date: March 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ David G. Booth
     -----------------------
     David G. Booth
     Principal Executive Officer
     Dimensional Emerging Markets Value Fund

Date: March 29, 2016

By:  /s/ David R. Martin
     -----------------------
     David R. Martin
     Principal Financial Officer
     Dimensional Emerging Markets Value Fund

Date: March 28, 2016